Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Small Cap Index Fund
January 31, 2024
ZAP-NPRT3-0324
1.9881629.106
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	1,637	48,815
AST SpaceMobile, Inc. (a)(b)	10,248	29,412
ATN International, Inc.	1,372	50,627
Bandwidth, Inc. (a)	2,977	41,202
Charge Enterprises, Inc. (a)	17,851	2,455
Cogent Communications Group, Inc.	5,680	438,496
Consolidated Communications Holdings, Inc. (a)	9,605	41,686
EchoStar Holding Corp. Class A (a)	15,822	211,857
Globalstar, Inc. (a)	91,340	145,231
IDT Corp. Class B (a)	1,983	68,572
Liberty Latin America Ltd.:
Class A (a)	4,604	32,412
Class C (a)	17,601	125,319
Lumen Technologies, Inc. (a)(b)	131,074	159,910
Ooma, Inc. (a)	3,055	33,055
Shenandoah Telecommunications Co.	6,233	127,714
		1,556,763
Entertainment - 0.4%
Atlanta Braves Holdings, Inc.	5,928	238,958
Atlanta Braves Holdings, Inc. Class A	1,275	54,914
Cinemark Holdings, Inc. (a)	14,234	196,856
IMAX Corp. (a)	5,732	80,076
Lions Gate Entertainment Corp.:
Class A (a)	7,821	81,573
Class B (a)	15,239	147,818
Loop Media, Inc. (a)(b)	5,522	3,866
Madison Square Garden Entertainment Corp.	5,162	172,101
Marcus Corp.	3,063	41,596
Playstudios, Inc. Class A (a)	10,815	23,793
Reservoir Media, Inc. (a)	2,588	18,116
Sphere Entertainment Co. (a)	3,457	122,309
Vivid Seats, Inc. Class A (a)	3,346	19,206
		1,201,182
Interactive Media & Services - 0.7%
Bumble, Inc. (a)	13,112	179,897
CarGurus, Inc. Class A (a)	12,684	294,776
Cars.com, Inc. (a)	8,655	150,857
DHI Group, Inc. (a)	5,921	13,559
Eventbrite, Inc. (a)	10,103	84,562
EverQuote, Inc. Class A (a)	2,700	34,101
fuboTV, Inc. (a)(b)	37,093	92,362
Grindr, Inc. (a)(b)	5,233	45,422
MediaAlpha, Inc. Class A (a)	2,891	36,860
Nextdoor Holdings, Inc. (a)	18,873	28,687
Outbrain, Inc. (a)	5,314	20,884
QuinStreet, Inc. (a)	6,906	87,499
Shutterstock, Inc.	3,217	151,102
System1, Inc. (a)(b)	4,327	7,789
TrueCar, Inc. (a)	11,409	40,388
Vimeo, Inc. (a)	19,533	77,546
Yelp, Inc. (a)	8,663	378,833
Ziff Davis, Inc. (a)	5,983	403,254
ZipRecruiter, Inc. (a)	8,778	122,190
		2,250,568
Media - 0.6%
Advantage Solutions, Inc. Class A (a)	11,193	45,108
AMC Networks, Inc. Class A (a)	3,962	71,673
Boston Omaha Corp. (a)	3,038	47,059
Cardlytics, Inc. (a)	4,728	36,122
Clear Channel Outdoor Holdings, Inc. (a)	48,945	84,185
Daily Journal Corp. (a)	174	55,910
E.W. Scripps Co. Class A (a)	7,688	61,273
Emerald Holding, Inc. (a)	2,155	13,232
Entravision Communication Corp. Class A	7,689	30,987
Gambling.com Group Ltd. (a)	2,098	19,197
Gannett Co., Inc. (a)	18,722	46,243
Gray Television, Inc.	11,065	105,671
iHeartMedia, Inc. (a)	13,105	35,515
Integral Ad Science Holding Corp. (a)	6,327	92,058
John Wiley & Sons, Inc. Class A	4,752	160,808
Magnite, Inc. (a)	17,525	155,096
PubMatic, Inc. (a)	5,617	85,266
Scholastic Corp.	3,472	133,464
Sinclair, Inc. Class A	4,280	67,196
Stagwell, Inc. (a)	10,442	68,082
TechTarget, Inc. (a)	3,295	112,590
TEGNA, Inc.	26,213	408,661
Thryv Holdings, Inc. (a)	3,932	80,370
Townsquare Media, Inc.	1,411	15,154
Urban One, Inc.:
Class A (a)	514	1,881
Class D (non-vtg.) (a)	2,303	8,291
WideOpenWest, Inc. (a)	6,160	22,854
		2,063,946
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	8,491	75,145
Spok Holdings, Inc.	2,304	38,154
Telephone & Data Systems, Inc.	12,825	246,368
Tingo Group, Inc. (a)(b)(c)	17,131	11,820
		371,487
TOTAL COMMUNICATION SERVICES		7,443,946
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 1.3%
Adient PLC (a)	12,147	421,622
American Axle & Manufacturing Holdings, Inc. (a)	14,612	118,211
Atmus Filtration Technologies, Inc. (b)	2,062	46,044
Cooper-Standard Holding, Inc. (a)	2,139	37,625
Dana, Inc.	16,767	227,361
Dorman Products, Inc. (a)	3,416	278,097
Fox Factory Holding Corp. (a)	5,532	348,737
Gentherm, Inc. (a)	4,241	204,204
Holley, Inc. (a)	7,057	33,662
LCI Industries	3,213	357,543
Luminar Technologies, Inc. (a)(b)	35,577	96,769
Modine Manufacturing Co. (a)	6,682	461,659
Patrick Industries, Inc.	2,774	278,482
Solid Power, Inc. (a)(b)	19,743	31,984
Standard Motor Products, Inc.	2,637	106,403
Stoneridge, Inc. (a)	3,429	61,002
The Goodyear Tire & Rubber Co. (a)	36,478	508,503
Visteon Corp. (a)	3,579	412,623
XPEL, Inc. (a)	2,948	157,571
		4,188,102
Automobiles - 0.1%
Fisker, Inc. (a)(b)	26,521	21,280
LiveWire Group, Inc. (a)(b)	2,452	24,324
Winnebago Industries, Inc.	3,797	249,539
Workhorse Group, Inc. (a)(b)	24,753	6,560
		301,703
Broadline Retail - 0.1%
Big Lots, Inc.	3,644	20,917
ContextLogic, Inc. (a)(b)	3,016	13,180
Dillard's, Inc. Class A	454	175,821
Qurate Retail, Inc. (a)	162	863
Savers Value Village, Inc.	3,384	63,247
		274,028
Distributors - 0.0%
Weyco Group, Inc.	763	24,500
Diversified Consumer Services - 1.2%
2U, Inc. (a)	10,985	9,345
Adtalem Global Education, Inc. (a)	5,153	260,123
Carriage Services, Inc.	1,703	42,081
Chegg, Inc. (a)	14,817	145,947
Coursera, Inc. (a)	16,889	323,255
Duolingo, Inc. (a)	3,795	678,888
European Wax Center, Inc. (a)	4,445	65,964
Frontdoor, Inc. (a)	10,513	344,406
Graham Holdings Co.	463	333,545
Laureate Education, Inc. Class A	16,959	214,023
Lincoln Educational Services Corp. (a)	3,022	27,077
Nerdy, Inc. Class A (a)(b)	8,450	25,942
OneSpaWorld Holdings Ltd. (a)	10,871	148,172
Perdoceo Education Corp.	8,483	153,542
Rover Group, Inc. Class A (a)	11,940	130,624
Strategic Education, Inc.	2,940	276,536
Stride, Inc. (a)	5,508	330,205
Udemy, Inc. (a)	11,460	155,741
Universal Technical Institute, Inc. (a)	4,287	60,532
WW International, Inc. (a)	6,916	26,004
		3,751,952
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	6,976	71,504
Bally's Corp. (a)	3,809	42,889
Biglari Holdings, Inc. Class B (a)	86	13,302
BJ's Restaurants, Inc. (a)	2,970	102,792
Bloomin' Brands, Inc.	11,385	303,069
Bowlero Corp. Class A (b)	2,102	22,723
Brinker International, Inc. (a)	5,684	243,218
Carrols Restaurant Group, Inc.	4,717	44,340
Century Casinos, Inc. (a)	3,161	10,969
Chuy's Holdings, Inc. (a)	2,319	78,405
Cracker Barrel Old Country Store, Inc. (b)	2,871	222,072
Dave & Buster's Entertainment, Inc. (a)	4,681	250,574
Denny's Corp. (a)	6,437	68,425
Dine Brands Global, Inc.	1,996	93,113
El Pollo Loco Holdings, Inc. (a)	3,586	33,206
Empire Resorts, Inc. (c)	126	0
Everi Holdings, Inc. (a)	10,850	112,949
First Watch Restaurant Group, Inc. (a)	2,929	62,856
Full House Resorts, Inc. (a)	4,386	20,702
Global Business Travel Group, Inc. (a)	4,251	24,613
Golden Entertainment, Inc.	2,604	99,942
Hilton Grand Vacations, Inc. (a)	10,424	434,681
Inspired Entertainment, Inc. (a)	2,834	26,016
International Game Technology PLC	14,080	365,517
Jack in the Box, Inc.	2,632	205,217
Krispy Kreme, Inc. (b)	11,389	151,360
Kura Sushi U.S.A., Inc. Class A (a)	761	74,677
Life Time Group Holdings, Inc. (a)	5,711	75,956
Light & Wonder, Inc. Class A (a)	11,830	950,895
Lindblad Expeditions Holdings (a)	4,455	41,164
Monarch Casino & Resort, Inc.	1,744	120,214
Mondee Holdings, Inc. (a)(b)	6,208	14,496
Nathan's Famous, Inc.	336	23,974
Noodles & Co. (a)	5,250	13,335
Papa John's International, Inc.	4,251	312,363
PlayAGS, Inc. (a)	4,689	40,841
Portillo's, Inc. (a)	5,852	80,406
Potbelly Corp. (a)	3,402	42,797
RCI Hospitality Holdings, Inc.	1,120	69,171
Red Robin Gourmet Burgers, Inc. (a)	2,100	21,378
Red Rock Resorts, Inc.	6,146	336,063
Rush Street Interactive, Inc. (a)	8,538	44,483
Sabre Corp. (a)	42,922	175,980
SeaWorld Entertainment, Inc. (a)	4,717	233,020
Shake Shack, Inc. Class A (a)	4,899	370,168
Six Flags Entertainment Corp. (a)	9,370	236,218
Super Group SGHC Ltd. (a)	17,928	56,115
Sweetgreen, Inc. Class A (a)	12,598	134,547
Target Hospitality Corp. (a)	4,072	39,376
The Cheesecake Factory, Inc.	6,304	216,668
The ONE Group Hospitality, Inc. (a)	2,623	11,541
Xponential Fitness, Inc. (a)	3,194	35,326
		6,875,626
Household Durables - 2.3%
Beazer Homes U.S.A., Inc. (a)	3,846	122,111
Cavco Industries, Inc. (a)	1,135	376,729
Century Communities, Inc.	3,688	319,750
Cricut, Inc. (b)	6,193	32,451
Dream Finders Homes, Inc. (a)	3,185	104,691
Ethan Allen Interiors, Inc.	2,962	86,283
GoPro, Inc. Class A (a)	16,102	47,984
Green Brick Partners, Inc. (a)	3,401	177,430
Helen of Troy Ltd. (a)	3,083	353,004
Hooker Furnishings Corp.	1,395	32,197
Hovnanian Enterprises, Inc. Class A (a)	631	106,620
Installed Building Products, Inc.	3,072	598,579
iRobot Corp. (a)(b)	3,500	47,600
KB Home	9,229	549,956
La-Z-Boy, Inc.	5,647	196,572
Landsea Homes Corp. (a)	2,684	33,792
Legacy Housing Corp. (a)	1,244	29,396
LGI Homes, Inc. (a)	2,698	318,391
Lovesac (a)	1,813	41,989
M.D.C. Holdings, Inc.	7,787	487,310
M/I Homes, Inc. (a)	3,496	445,460
Meritage Homes Corp.	4,721	781,845
Purple Innovation, Inc.	7,493	7,643
Skyline Champion Corp. (a)	6,949	475,868
Snap One Holdings Corp. (a)(b)	2,457	19,410
Sonos, Inc. (a)	16,479	256,743
Taylor Morrison Home Corp. (a)	13,415	699,458
Traeger, Inc. (a)	4,726	10,350
TRI Pointe Homes, Inc. (a)	12,455	430,071
United Homes Group, Inc. (a)(b)	693	5,211
Vizio Holding Corp. (a)	10,023	70,161
VOXX International Corp. (a)	1,602	13,377
Worthington Enterprises, Inc.	4,012	228,844
		7,507,276
Leisure Products - 0.4%
Acushnet Holdings Corp.	3,990	252,727
AMMO, Inc. (a)	11,435	24,814
Clarus Corp.	3,639	21,543
Escalade, Inc. (b)	1,247	20,027
Funko, Inc. (a)	4,672	33,031
JAKKS Pacific, Inc. (a)	991	31,078
Johnson Outdoors, Inc. Class A	674	30,168
Latham Group, Inc. (a)	5,391	13,639
Malibu Boats, Inc. Class A (a)	2,636	110,053
Marine Products Corp.	1,166	11,905
MasterCraft Boat Holdings, Inc. (a)	2,193	42,478
Smith & Wesson Brands, Inc.	5,915	77,250
Solo Brands, Inc. Class A (a)	2,476	6,908
Sturm, Ruger & Co., Inc.	2,237	97,667
Topgolf Callaway Brands Corp. (a)	18,660	245,752
Vista Outdoor, Inc. (a)	7,498	210,469
		1,229,509
Specialty Retail - 2.5%
1-800-FLOWERS.com, Inc. Class A (a)	3,348	34,819
Abercrombie & Fitch Co. Class A (a)	6,335	645,537
Academy Sports & Outdoors, Inc.	9,384	588,658
America's Car Mart, Inc. (a)	745	45,363
American Eagle Outfitters, Inc.	23,709	469,912
Arko Corp.	10,332	80,590
Asbury Automotive Group, Inc. (a)	2,688	561,953
BARK, Inc. (a)(b)	18,335	18,885
Beyond, Inc. (a)	5,878	129,257
Big 5 Sporting Goods Corp.	2,789	14,029
Boot Barn Holdings, Inc. (a)	3,869	277,562
Build-A-Bear Workshop, Inc.	1,674	37,715
Caleres, Inc.	4,407	138,248
Camping World Holdings, Inc.	5,435	135,060
CarParts.com, Inc. (a)	6,725	18,090
Carvana Co. Class A (a)(b)	12,438	535,580
Designer Brands, Inc. Class A	5,573	47,761
Destination XL Group, Inc. (a)	7,130	30,445
Duluth Holdings, Inc. (a)	1,814	8,852
Envela Corp. (a)	1,078	4,689
EVgo, Inc. Class A (a)(b)	13,243	30,326
Foot Locker, Inc.	10,667	300,383
Genesco, Inc. (a)	1,396	38,781
Group 1 Automotive, Inc.	1,773	461,086
GrowGeneration Corp. (a)	7,852	18,138
Guess?, Inc.	3,646	81,452
Haverty Furniture Companies, Inc.	1,889	64,037
Hibbett, Inc.	1,581	105,374
J. Jill, Inc. (a)	536	12,494
Lands' End, Inc. (a)	1,836	17,387
Lazydays Holdings, Inc. (a)	831	4,080
Leslie's, Inc. (a)	23,077	154,847
MarineMax, Inc. (a)	2,785	77,980
Monro, Inc.	4,066	129,543
National Vision Holdings, Inc. (a)	10,070	191,431
OneWater Marine, Inc. Class A (a)	1,474	37,189
PetMed Express, Inc.	2,677	16,624
Rent the Runway, Inc. Class A (a)(b)	7,012	4,307
Revolve Group, Inc. (a)(b)	5,331	76,820
Sally Beauty Holdings, Inc. (a)	13,945	171,802
Shoe Carnival, Inc.	2,399	61,175
Signet Jewelers Ltd.	5,786	575,591
Sleep Number Corp. (a)	2,733	28,150
Sonic Automotive, Inc. Class A (sub. vtg.)	1,880	95,053
Sportsman's Warehouse Holdings, Inc. (a)	4,810	18,519
Stitch Fix, Inc. (a)	11,192	35,814
The Aaron's Co., Inc.	3,825	39,359
The Buckle, Inc.	3,948	146,826
The Cato Corp. Class A (sub. vtg.)	2,129	14,392
The Children's Place, Inc. (a)	1,510	33,643
The ODP Corp. (a)	4,194	214,481
thredUP, Inc. (a)	9,663	19,664
Tile Shop Holdings, Inc. (a)	3,637	23,604
Tilly's, Inc. (a)	2,825	20,736
Torrid Holdings, Inc. (a)(b)	1,626	8,390
Upbound Group, Inc.	7,171	238,077
Urban Outfitters, Inc. (a)	8,281	314,678
Warby Parker, Inc. (a)	11,028	140,607
Winmark Corp.	368	132,727
Zumiez, Inc. (a)	2,000	34,340
		8,012,912
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)(b)	12,797	12,279
Figs, Inc. Class A (a)(b)	16,419	94,573
Fossil Group, Inc. (a)	6,297	7,305
G-III Apparel Group Ltd. (a)	5,343	160,771
Hanesbrands, Inc. (a)	45,232	203,544
Kontoor Brands, Inc.	7,291	427,398
Movado Group, Inc.	1,955	53,919
Oxford Industries, Inc.	1,952	185,303
Rocky Brands, Inc.	942	26,357
Steven Madden Ltd.	9,771	409,209
Vera Bradley, Inc. (a)	3,167	24,323
Wolverine World Wide, Inc.	10,090	84,352
		1,689,333
TOTAL CONSUMER DISCRETIONARY		33,854,941
CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	620	534,062
Duckhorn Portfolio, Inc. (a)	5,546	47,862
MGP Ingredients, Inc.	2,053	174,402
National Beverage Corp. (a)	3,056	141,309
Primo Water Corp.	20,320	296,266
The Vita Coco Co., Inc. (a)	3,774	74,310
Zevia PBC (a)	3,394	5,770
		1,273,981
Consumer Staples Distribution & Retail - 0.6%
Andersons, Inc.	4,196	221,171
Chefs' Warehouse Holdings (a)	4,590	146,054
HF Foods Group, Inc. (a)	5,355	26,775
Ingles Markets, Inc. Class A	1,811	152,577
Natural Grocers by Vitamin Cottage, Inc.	1,162	17,372
PriceSmart, Inc.	3,251	247,141
SpartanNash Co.	4,442	99,634
Sprouts Farmers Market LLC (a)	13,206	665,186
United Natural Foods, Inc. (a)	7,612	113,495
Village Super Market, Inc. Class A	1,091	27,744
Weis Markets, Inc.	2,154	130,856
		1,848,005
Food Products - 1.0%
Alico, Inc.	877	25,819
B&G Foods, Inc. Class A (b)	9,213	92,683
Benson Hill, Inc. (a)	24,261	4,178
Beyond Meat, Inc. (a)(b)	7,558	50,034
BRC, Inc. Class A (a)	5,281	19,962
Cal-Maine Foods, Inc.	5,360	297,051
Calavo Growers, Inc.	2,211	57,685
Dole PLC	9,206	103,936
Forafric Global PLC (a)	673	7,026
Fresh Del Monte Produce, Inc.	4,404	108,250
J&J Snack Foods Corp.	1,959	311,932
John B. Sanfilippo & Son, Inc.	1,169	125,235
Lancaster Colony Corp.	2,537	466,250
Limoneira Co. (b)	2,306	41,831
Mission Produce, Inc. (a)	6,252	62,457
Seneca Foods Corp. Class A (a)	681	36,352
Sovos Brands, Inc. (a)	7,122	157,040
SunOpta, Inc. (a)	12,043	71,656
The Hain Celestial Group, Inc. (a)	11,601	124,247
The Simply Good Foods Co. (a)	11,783	445,397
TreeHouse Foods, Inc. (a)	6,686	281,481
Utz Brands, Inc. Class A	9,381	166,044
Vital Farms, Inc. (a)	3,919	56,355
Westrock Coffee Holdings (a)(b)	3,530	36,571
		3,149,472
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,162	54,498
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,211	215,110
Energizer Holdings, Inc.	9,295	293,908
Oil-Dri Corp. of America	658	42,744
WD-40 Co.	1,762	456,323
		1,062,583
Personal Care Products - 1.0%
BellRing Brands, Inc. (a)	17,065	943,183
Edgewell Personal Care Co.	6,526	241,788
elf Beauty, Inc. (a)	7,001	1,116,870
Herbalife Ltd. (a)	12,709	153,143
Inter Parfums, Inc.	2,381	331,316
MediFast, Inc.	1,402	76,619
Nature's Sunshine Products, Inc. (a)	1,654	28,796
Nu Skin Enterprises, Inc. Class A	6,425	119,248
The Beauty Health Co. (a)	10,519	30,821
USANA Health Sciences, Inc. (a)	1,442	67,514
Waldencast PLC (a)(b)	4,773	33,650
		3,142,948
Tobacco - 0.1%
Ispire Technology, Inc. (b)	2,263	24,893
Turning Point Brands, Inc.	2,160	52,466
Universal Corp.	3,131	181,441
Vector Group Ltd.	18,914	198,030
		456,830
TOTAL CONSUMER STAPLES		10,933,819
ENERGY - 7.0%
Energy Equipment & Services - 2.4%
Archrock, Inc.	18,050	294,937
Atlas Energy Solutions, Inc.	2,282	39,638
Borr Drilling Ltd.	28,533	175,478
Bristow Group, Inc. (a)	2,982	78,665
Cactus, Inc.	8,406	356,751
Championx Corp.	25,395	696,077
Core Laboratories, Inc.	5,982	94,336
Diamond Offshore Drilling, Inc. (a)	13,196	160,991
DMC Global, Inc. (a)	2,517	42,839
Dril-Quip, Inc. (a)	4,432	88,950
Expro Group Holdings NV (a)	11,637	204,811
Forum Energy Technologies, Inc. (a)	1,232	24,283
Helix Energy Solutions Group, Inc. (a)	18,623	175,056
Helmerich & Payne, Inc.	12,666	509,933
KLX Energy Services Holdings, Inc. (a)	1,568	15,241
Kodiak Gas Services, Inc.	2,041	47,800
Liberty Oilfield Services, Inc. Class A	21,365	444,178
Mammoth Energy Services, Inc. (a)	2,755	9,670
Nabors Industries Ltd. (a)	1,175	99,382
Newpark Resources, Inc. (a)	9,922	64,394
Noble Corp. PLC	14,618	645,092
Oceaneering International, Inc. (a)	13,025	270,660
Oil States International, Inc. (a)	7,868	48,546
Patterson-UTI Energy, Inc.	45,855	508,532
ProFrac Holding Corp. (a)	3,332	26,356
ProPetro Holding Corp. (a)	12,484	105,615
Ranger Energy Services, Inc. Class A	1,797	18,258
RPC, Inc.	11,138	81,419
SEACOR Marine Holdings, Inc. (a)	2,987	31,543
Seadrill Ltd. (a)	6,556	283,350
Select Water Solutions, Inc. Class A	10,345	80,381
Solaris Oilfield Infrastructure, Inc. Class A	3,974	29,805
TETRA Technologies, Inc. (a)	16,227	67,991
Tidewater, Inc. (a)	6,030	405,156
U.S. Silica Holdings, Inc. (a)	9,756	104,584
Valaris Ltd. (a)	7,831	484,504
Weatherford International PLC (a)	9,222	825,830
		7,641,032
Oil, Gas & Consumable Fuels - 4.6%
Amplify Energy Corp. (a)	4,640	28,397
Ardmore Shipping Corp.	5,390	89,312
Berry Corp.	9,771	65,563
California Resources Corp.	9,019	430,026
Callon Petroleum Co. (a)	7,944	255,161
Centrus Energy Corp. Class A (a)	1,605	80,603
Chord Energy Corp.	5,440	836,454
Chord Energy Corp.:
warrants 9/1/24 (a)	224	5,425
warrants 9/1/25 (a)	111	1,666
Civitas Resources, Inc.	10,531	682,514
Clean Energy Fuels Corp. (a)	21,501	63,428
CNX Resources Corp. (a)	20,257	409,191
Comstock Resources, Inc.	11,899	92,931
CONSOL Energy, Inc.	3,969	375,467
Crescent Energy, Inc. Class A	10,115	111,771
CVR Energy, Inc.	3,841	129,557
Delek U.S. Holdings, Inc.	8,335	225,295
DHT Holdings, Inc.	17,894	198,981
Dorian LPG Ltd.	4,477	167,619
Empire Petroleum Corp. (a)	1,757	11,737
enCore Energy Corp. (a)	19,083	87,973
Energy Fuels, Inc. (a)(b)	20,438	154,307
Enviva, Inc.	4,380	1,919
Equitrans Midstream Corp.	56,611	576,866
Evolution Petroleum Corp.	4,019	22,547
Excelerate Energy, Inc.	2,332	35,726
FLEX LNG Ltd.	3,924	117,602
FutureFuel Corp.	3,175	18,098
Gevo, Inc. (a)	29,185	27,253
Golar LNG Ltd.	12,971	282,898
Granite Ridge Resources, Inc.	4,348	23,827
Green Plains, Inc. (a)	7,547	156,449
Gulfport Energy Corp. (a)	1,463	185,655
Hallador Energy Co. (a)	3,085	26,315
HighPeak Energy, Inc. (b)	1,540	21,021
International Seaways, Inc.	5,270	282,683
Kinetik Holdings, Inc.	2,411	78,406
Kosmos Energy Ltd. (a)	59,046	357,819
Magnolia Oil & Gas Corp. Class A	23,236	479,126
Matador Resources Co.	14,690	806,334
Murphy Oil Corp.	19,236	744,433
NACCO Industries, Inc. Class A	522	18,938
Nextdecade Corp. (a)	9,839	50,081
Nordic American Tanker Shipping Ltd.	26,534	118,076
Northern Oil & Gas, Inc.	11,429	382,872
Overseas Shipholding Group, Inc.	7,964	48,580
Par Pacific Holdings, Inc. (a)	7,177	262,606
PBF Energy, Inc. Class A	14,477	731,233
Peabody Energy Corp.	14,829	395,934
Permian Resource Corp. Class A	50,631	682,506
PrimeEnergy Corp. (a)	95	9,139
Rex American Resources Corp. (a)	1,993	82,490
Riley Exploration Permian, Inc.	1,142	25,375
Ring Energy, Inc. (a)(b)	15,087	20,971
SandRidge Energy, Inc.	4,102	59,889
Scorpio Tankers, Inc.	6,193	437,845
SFL Corp. Ltd.	14,951	181,954
SilverBow Resources, Inc. (a)	2,736	72,668
Sitio Royalties Corp.	10,711	228,466
SM Energy Co.	15,320	568,066
Talos Energy, Inc. (a)	17,486	226,793
Teekay Corp. (a)	8,087	72,702
Teekay Tankers Ltd.	3,112	194,656
Tellurian, Inc. (a)(b)	72,428	36,286
Uranium Energy Corp. (a)	49,147	375,483
VAALCO Energy, Inc.	14,136	60,219
Vertex Energy, Inc. (a)(b)	8,176	11,937
Vital Energy, Inc. (a)	3,036	133,068
Vitesse Energy, Inc.	3,271	68,724
W&T Offshore, Inc.	11,932	36,273
World Kinect Corp.	7,693	173,631
		14,515,816
TOTAL ENERGY		22,156,848
FINANCIALS - 16.7%
Banks - 9.2%
1st Source Corp.	2,105	110,028
ACNB Corp. (b)	1,071	41,801
Amalgamated Financial Corp.	2,338	62,097
Amerant Bancorp, Inc. Class A	3,348	75,698
American National Bankshares, Inc.	1,313	59,466
Ameris Bancorp	8,582	426,010
Ames National Corp.	1,085	22,937
Arrow Financial Corp.	1,870	47,105
Associated Banc-Corp.	19,639	412,615
Atlantic Union Bankshares Corp.	9,775	333,914
Axos Financial, Inc. (a)	7,211	399,706
Banc of California, Inc.	17,106	235,721
BancFirst Corp.	2,861	253,227
Bancorp, Inc., Delaware (a)	6,760	295,006
Bank First National Corp. (b)	1,212	102,341
Bank of Hawaii Corp. (b)	5,103	322,663
Bank of Marin Bancorp	1,993	39,023
Bank7 Corp.	465	12,997
BankUnited, Inc.	9,678	273,500
Bankwell Financial Group, Inc.	791	21,950
Banner Corp.	4,429	206,303
Bar Harbor Bankshares	1,944	51,147
BayCom Corp.	1,468	29,962
BCB Bancorp, Inc.	1,861	23,114
Berkshire Hills Bancorp, Inc.	5,580	133,920
Blue Foundry Bancorp (a)	2,834	27,036
Blue Ridge Bankshares, Inc. (b)	2,388	5,970
Bridgewater Bancshares, Inc. (a)	2,617	32,739
Brookline Bancorp, Inc., Delaware	11,405	123,402
Burke & Herbert Financial Services Corp. (b)	831	48,530
Business First Bancshares, Inc.	3,151	71,055
Byline Bancorp, Inc.	3,157	68,949
C & F Financial Corp.	398	22,089
Cadence Bank	23,651	629,590
Cambridge Bancorp	971	66,601
Camden National Corp.	1,875	67,556
Capital Bancorp, Inc.	1,168	25,416
Capital City Bank Group, Inc.	1,705	48,729
Capitol Federal Financial, Inc.	16,500	104,610
Capstar Financial Holdings, Inc.	2,478	45,075
Carter Bankshares, Inc. (a)	2,862	41,385
Cathay General Bancorp	9,058	372,918
Central Pacific Financial Corp.	3,454	66,559
Central Valley Community Bancorp	1,258	24,430
Chemung Financial Corp.	426	19,818
ChoiceOne Financial Services, Inc.	897	23,932
Citizens & Northern Corp.	1,984	40,216
Citizens Financial Services, Inc.	487	28,514
City Holding Co.	1,933	197,572
Civista Bancshares, Inc.	1,943	33,206
CNB Financial Corp., Pennsylvania	2,603	55,574
Coastal Financial Corp. of Washington (a)	1,398	55,780
Codorus Valley Bancorp, Inc.	1,156	27,247
Colony Bankcorp, Inc.	2,033	24,864
Columbia Financial, Inc. (a)	3,732	67,101
Community Bank System, Inc.	6,924	316,911
Community Trust Bancorp, Inc.	2,029	84,204
ConnectOne Bancorp, Inc.	4,758	108,673
CrossFirst Bankshares, Inc. (a)	5,855	82,673
Customers Bancorp, Inc. (a)	3,722	198,904
CVB Financial Corp.	17,325	290,540
Dime Community Bancshares, Inc.	4,599	104,903
Eagle Bancorp, Inc.	3,870	95,937
Eastern Bankshares, Inc.	20,106	280,680
Enterprise Bancorp, Inc.	1,252	35,582
Enterprise Financial Services Corp.	4,721	196,535
Equity Bancshares, Inc.	1,909	62,711
Esquire Financial Holdings, Inc.	895	44,625
ESSA Bancorp, Inc.	1,061	20,170
Evans Bancorp, Inc. (b)	677	19,951
Farmers & Merchants Bancorp, Inc.	1,676	37,878
Farmers National Banc Corp. (b)	4,669	64,059
FB Financial Corp.	4,610	171,723
Fidelity D & D Bancorp, Inc.	613	30,491
Financial Institutions, Inc.	2,020	42,218
First Bancorp, North Carolina	5,175	178,848
First Bancorp, Puerto Rico	22,452	374,499
First Bancshares, Inc.	4,015	102,101
First Bank Hamilton New Jersey	2,665	36,617
First Busey Corp.	6,760	159,130
First Business Finance Services, Inc.	1,039	38,204
First Commonwealth Financial Corp.	13,331	186,767
First Community Bankshares, Inc.	2,251	77,164
First Community Corp. (b)	928	17,354
First Financial Bancorp, Ohio	12,257	274,802
First Financial Bankshares, Inc. (b)	16,905	527,943
First Financial Corp., Indiana	1,472	58,026
First Foundation, Inc.	6,619	63,013
First Interstate Bancsystem, Inc.	10,799	297,188
First Merchants Corp.	7,668	259,255
First Mid-Illinois Bancshares, Inc.	2,872	90,382
First of Long Island Corp.	2,791	33,548
First Western Financial, Inc. (a)	981	16,726
Five Star Bancorp	1,618	38,557
Flushing Financial Corp.	3,546	56,842
FS Bancorp, Inc.	872	32,107
Fulton Financial Corp.	20,899	325,815
FVCBankcorp, Inc. (a)	2,140	26,258
German American Bancorp, Inc.	3,657	121,156
Glacier Bancorp, Inc.	14,472	559,488
Great Southern Bancorp, Inc.	1,137	59,226
Greene County Bancorp, Inc.	904	22,600
Guaranty Bancshares, Inc. Texas	1,069	32,594
Hancock Whitney Corp.	11,270	508,390
Hanmi Financial Corp.	3,959	66,313
HarborOne Bancorp, Inc.	5,251	57,341
HBT Financial, Inc.	1,729	33,664
Heartland Financial U.S.A., Inc.	5,504	195,227
Heritage Commerce Corp.	7,670	68,186
Heritage Financial Corp., Washington	4,541	91,501
Hilltop Holdings, Inc.	5,975	188,153
Hingham Institution for Savings (b)	192	35,493
Home Bancorp, Inc.	914	36,395
Home Bancshares, Inc.	24,696	578,874
HomeStreet, Inc.	2,410	33,162
HomeTrust Bancshares, Inc.	1,879	51,015
Hope Bancorp, Inc.	15,078	167,064
Horizon Bancorp, Inc. Indiana	5,570	73,023
Independent Bank Corp.	2,570	65,381
Independent Bank Corp.	5,746	322,293
Independent Bank Group, Inc.	4,694	226,955
International Bancshares Corp.	6,975	368,699
John Marshall Bankcorp, Inc.	1,636	31,084
Kearny Financial Corp.	7,157	51,745
Lakeland Bancorp, Inc.	8,046	106,931
Lakeland Financial Corp.	3,228	216,147
LCNB Corp.	1,413	20,870
Live Oak Bancshares, Inc.	4,368	158,864
Luther Burbank Corp. (a)	962	9,235
Macatawa Bank Corp.	3,303	35,210
Mainstreet Bancshares, Inc. (b)	836	15,483
Mercantile Bank Corp.	2,057	82,465
Metrocity Bankshares, Inc.	2,406	57,503
Metropolitan Bank Holding Corp. (a)	1,327	64,346
Mid Penn Bancorp, Inc.	1,783	38,121
Middlefield Banc Corp.	1,008	26,611
Midland States Bancorp, Inc.	2,669	70,088
MidWestOne Financial Group, Inc.	1,847	47,099
MVB Financial Corp.	1,505	32,252
National Bank Holdings Corp.	4,794	167,790
National Bankshares, Inc. (b)	739	23,840
NBT Bancorp, Inc.	5,953	211,748
Nicolet Bankshares, Inc.	1,671	129,954
Northeast Bank	851	46,660
Northeast Community Bancorp, Inc.	1,593	27,447
Northfield Bancorp, Inc.	5,066	60,944
Northrim Bancorp, Inc.	713	36,028
Northwest Bancshares, Inc.	16,527	204,439
Norwood Financial Corp.	960	26,294
Oak Valley Bancorp Oakdale California	846	22,038
OceanFirst Financial Corp.	7,528	129,707
OFG Bancorp	6,010	220,988
Old National Bancorp, Indiana	38,015	626,107
Old Second Bancorp, Inc.	5,567	75,823
Orange County Bancorp, Inc.	650	31,551
Origin Bancorp, Inc.	3,787	115,504
Orrstown Financial Services, Inc.	1,355	37,506
Pacific Premier Bancorp, Inc.	12,378	314,030
Park National Corp.	1,861	243,195
Parke Bancorp, Inc.	1,402	25,951
Pathward Financial, Inc.	3,364	174,188
PCB Bancorp	1,485	24,874
Peapack-Gladstone Financial Corp.	2,126	58,635
Penns Woods Bancorp, Inc.	841	18,132
Peoples Bancorp, Inc.	4,525	132,583
Peoples Financial Services Corp.	867	37,897
Pioneer Bancorp, Inc. (a)	1,572	15,327
Plumas Bancorp	681	24,026
Ponce Financial Group, Inc. (a)	2,421	21,934
Preferred Bank, Los Angeles	1,692	121,553
Premier Financial Corp.	4,650	97,139
Primis Financial Corp.	2,526	33,343
Princeton Bancorp, Inc.	651	21,262
Provident Financial Services, Inc.	9,551	158,069
QCR Holdings, Inc.	2,137	124,822
RBB Bancorp	2,215	39,183
Red River Bancshares, Inc.	614	31,443
Renasant Corp.	7,157	226,376
Republic Bancorp, Inc., Kentucky Class A	1,092	55,899
S&T Bancorp, Inc.	4,984	166,167
Sandy Spring Bancorp, Inc.	5,721	139,478
Seacoast Banking Corp., Florida	10,912	267,999
ServisFirst Bancshares, Inc.	6,613	443,997
Shore Bancshares, Inc.	3,904	50,518
Sierra Bancorp	1,667	34,590
Simmons First National Corp. Class A	16,145	306,916
SmartFinancial, Inc.	2,054	47,776
South Plains Financial, Inc.	1,518	41,107
Southern First Bancshares, Inc. (a)	990	37,115
Southern Missouri Bancorp, Inc.	1,236	53,902
Southern States Bancshares, Inc.	980	25,049
Southside Bancshares, Inc.	3,687	115,403
Southstate Corp.	9,876	820,696
Stellar Bancorp, Inc.	6,342	158,740
Sterling Bancorp, Inc. (a)	2,807	15,186
Stock Yards Bancorp, Inc.	3,539	175,959
Summit Financial Group, Inc.	1,421	40,200
Texas Capital Bancshares, Inc. (a)	6,198	378,078
The Bank of NT Butterfield & Son Ltd.	6,390	193,809
The First Bancorp, Inc.	1,250	31,250
Third Coast Bancshares, Inc. (a)	1,707	32,433
Timberland Bancorp, Inc./Washington	949	26,544
Tompkins Financial Corp.	1,812	89,495
TowneBank	9,054	254,508
Trico Bancshares	4,054	147,363
Triumph Bancorp, Inc. (a)	2,876	203,189
Trustco Bank Corp., New York	2,394	69,187
Trustmark Corp.	7,893	213,032
UMB Financial Corp.	5,742	473,715
United Bankshares, Inc., West Virginia	16,969	608,339
United Community Bank, Inc.	15,051	411,494
Unity Bancorp, Inc.	961	26,322
Univest Corp. of Pennsylvania	3,701	78,609
USCB Financial Holdings, Inc.	1,410	17,103
Valley National Bancorp	56,074	539,432
Veritex Holdings, Inc.	6,860	144,129
Virginia National Bankshares C	610	20,136
WaFd, Inc.	8,330	241,903
Washington Trust Bancorp, Inc.	2,217	61,655
WesBanco, Inc.	7,512	220,402
West Bancorp., Inc.	2,045	38,466
Westamerica Bancorp.	3,355	160,101
WSFS Financial Corp.	7,963	354,433
		29,215,629
Capital Markets - 1.4%
Alti Global, Inc. Class A (a)	2,807	17,431
Artisan Partners Asset Management, Inc.	7,997	335,074
Assetmark Financial Holdings, Inc. (a)	2,861	87,747
B. Riley Financial, Inc. (b)	2,665	62,414
Bakkt Holdings, Inc. Class A (a)	9,371	12,838
BGC Group, Inc. Class A	46,411	327,662
BrightSphere Investment Group, Inc.	4,136	91,488
Cohen & Steers, Inc.	3,361	236,682
Diamond Hill Investment Group, Inc.	352	56,155
Donnelley Financial Solutions, Inc. (a)	3,210	199,405
Forge Global Holdings, Inc. Class A (a)	14,199	27,262
GCM Grosvenor, Inc. Class A	5,182	45,032
Hamilton Lane, Inc. Class A	4,736	549,092
MarketWise, Inc. Class A	4,432	10,327
Moelis & Co. Class A	8,668	476,480
Open Lending Corp. (a)	12,759	93,651
P10, Inc.	5,703	52,468
Patria Investments Ltd.	7,117	101,560
Perella Weinberg Partners Class A	5,366	63,051
Piper Jaffray Companies	2,250	390,353
PJT Partners, Inc.	3,082	296,396
Silvercrest Asset Management Group Class A	1,227	20,466
StepStone Group, Inc. Class A	7,022	234,886
StoneX Group, Inc. (a)	3,465	227,824
Value Line, Inc.	115	5,129
Victory Capital Holdings, Inc.	3,463	116,807
Virtus Investment Partners, Inc.	899	212,263
WisdomTree Investments, Inc.	17,694	119,788
		4,469,731
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)	579	20,086
Bread Financial Holdings, Inc.	6,449	233,905
Consumer Portfolio Services, Inc. (a)	1,138	10,401
Encore Capital Group, Inc. (a)	3,011	150,791
Enova International, Inc. (a)	3,793	206,453
FirstCash Holdings, Inc.	4,886	560,766
Green Dot Corp. Class A (a)	6,047	54,483
LendingClub Corp. (a)	14,143	127,570
LendingTree, Inc. (a)	1,345	43,497
Navient Corp.	10,985	189,162
Nelnet, Inc. Class A	1,630	142,022
NerdWallet, Inc. (a)	4,456	68,221
OppFi, Inc. Class A (a)	1,387	4,452
PRA Group, Inc. (a)(b)	5,020	114,305
PROG Holdings, Inc. (a)	5,777	177,007
Regional Management Corp.	1,024	24,965
Upstart Holdings, Inc. (a)(b)	9,499	301,688
World Acceptance Corp. (a)	535	70,251
		2,500,025
Financial Services - 2.4%
A-Mark Precious Metals, Inc. (b)	2,451	66,103
Acacia Research Corp. (a)	4,706	18,400
Alerus Financial Corp.	2,342	53,187
AvidXchange Holdings, Inc. (a)	19,411	212,745
Banco Latinoamericano de Comer Series E	3,577	86,027
Cannae Holdings, Inc. (a)	8,839	178,990
Cantaloupe, Inc. (a)	7,359	50,115
Cass Information Systems, Inc.	1,802	77,774
Compass Diversified Holdings	8,226	181,712
Enact Holdings, Inc.	3,822	108,889
Essent Group Ltd.	13,594	749,845
EVERTEC, Inc.	8,471	340,195
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,171	218,146
Finance of America Companies, Inc. (a)	7,078	5,946
Flywire Corp. (a)	13,801	294,927
i3 Verticals, Inc. Class A (a)	2,919	54,702
International Money Express, Inc. (a)	4,152	85,531
Jackson Financial, Inc.	10,770	539,254
Marqeta, Inc. Class A (a)	62,279	374,297
Merchants Bancorp	2,084	91,154
Mr. Cooper Group, Inc. (a)	8,346	562,187
Newtekone, Inc.	3,051	36,643
NMI Holdings, Inc. (a)	10,495	335,000
Ocwen Financial Corp. (a)	765	22,131
PagSeguro Digital Ltd. (a)	25,788	331,892
Payoneer Global, Inc. (a)	34,512	161,516
Paysafe Ltd. (a)	4,220	62,794
Paysign, Inc. (a)	4,473	13,732
PennyMac Financial Services, Inc.	3,301	287,913
Priority Technology Holdings, Inc. (a)(b)	2,423	8,602
Radian Group, Inc.	20,422	591,830
Remitly Global, Inc. (a)	17,261	295,854
Repay Holdings Corp. (a)	10,668	83,637
Security National Financial Corp. Class A	1,650	12,920
StoneCo Ltd. Class A (a)	37,753	648,974
SWK Holdings Corp. (a)	503	8,702
Velocity Financial, Inc. (a)	1,157	18,223
Walker & Dunlop, Inc.	4,132	399,110
Waterstone Financial, Inc.	2,148	28,568
		7,698,167
Insurance - 1.8%
AMBAC Financial Group, Inc. (a)	5,719	92,934
American Coastal Insurance Cor (a)	2,567	29,700
American Equity Investment Life Holding Co. (a)	10,155	560,658
Amerisafe, Inc.	2,442	121,709
BRP Group, Inc. (a)	7,822	175,526
CNO Financial Group, Inc.	14,550	395,469
Crawford & Co. Class A	1,921	23,321
Donegal Group, Inc. Class A	1,872	28,099
eHealth, Inc. (a)	3,548	24,126
Employers Holdings, Inc.	3,291	137,301
Enstar Group Ltd. (a)	1,539	410,744
F&G Annuities & Life, Inc.	2,448	109,768
Fidelis Insurance Holdings Ltd.	1,924	25,050
Genworth Financial, Inc. Class A (a)	59,838	369,200
GoHealth, Inc. (a)	524	6,188
Goosehead Insurance (a)	2,798	216,006
Greenlight Capital Re, Ltd. (a)	3,305	37,710
HCI Group, Inc.	845	75,771
Hippo Holdings, Inc. (a)	1,399	12,941
Horace Mann Educators Corp.	5,342	196,746
Investors Title Co.	162	27,095
James River Group Holdings Ltd.	4,844	46,357
Kingsway Financial Services, Inc. (a)	1,338	11,734
Lemonade, Inc. (a)(b)	6,626	104,823
Maiden Holdings Ltd. (a)(b)	11,930	20,997
MBIA, Inc.	5,850	35,568
Mercury General Corp.	3,480	139,374
National Western Life Group, Inc.	296	143,264
NI Holdings, Inc. (a)	1,089	14,549
Oscar Health, Inc. (a)	20,466	256,234
Palomar Holdings, Inc. (a)	3,177	190,207
ProAssurance Corp.	6,667	89,738
Safety Insurance Group, Inc.	1,868	155,623
Selective Insurance Group, Inc.	7,800	817,908
Selectquote, Inc. (a)	17,405	19,320
Siriuspoint Ltd. (a)	9,038	106,648
Skyward Specialty Insurance Group, Inc.	3,133	97,436
Stewart Information Services Corp.	3,473	214,145
Tiptree, Inc.	3,128	59,213
Trupanion, Inc. (a)(b)	5,159	140,325
United Fire Group, Inc.	2,667	59,767
Universal Insurance Holdings, Inc.	3,124	51,921
		5,851,213
Mortgage Real Estate Investment Trusts - 1.1%
Angel Oak Mortgage (REIT), Inc. (b)	1,616	17,243
Apollo Commercial Real Estate Finance, Inc.	18,803	209,841
Arbor Realty Trust, Inc. (b)	24,036	319,679
Ares Commercial Real Estate Corp.	7,125	67,759
Armour Residential REIT, Inc.	6,442	122,720
Blackstone Mortgage Trust, Inc.	22,519	444,525
BrightSpire Capital, Inc.	17,331	123,917
Chimera Investment Corp.	29,491	141,557
Claros Mortgage Trust, Inc.	11,894	139,636
Dynex Capital, Inc.	7,499	91,788
Ellington Financial LLC	9,898	120,855
Franklin BSP Realty Trust, Inc.	10,950	140,379
Granite Point Mortgage Trust, Inc.	6,983	39,175
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	13,762	327,398
Invesco Mortgage Capital, Inc.	5,976	52,649
KKR Real Estate Finance Trust, Inc.	7,944	97,235
Ladder Capital Corp. Class A	14,994	163,884
MFA Financial, Inc.	13,417	148,526
New York Mortgage Trust, Inc.	11,884	93,171
Nexpoint Real Estate Finance, Inc.	1,131	16,479
Orchid Island Capital, Inc. (b)	6,912	55,158
PennyMac Mortgage Investment Trust	11,328	162,444
Ready Capital Corp.	21,371	200,246
Redwood Trust, Inc.	14,844	99,603
TPG RE Finance Trust, Inc.	9,203	56,046
Two Harbors Investment Corp.	12,918	160,958
		3,612,871
TOTAL FINANCIALS		53,347,636
HEALTH CARE - 15.4%
Biotechnology - 7.6%
2seventy bio, Inc. (a)	6,349	32,634
4D Molecular Therapeutics, Inc. (a)	5,190	89,528
89Bio, Inc. (a)	8,265	81,824
Aadi Bioscience, Inc. (a)	2,198	4,044
ACADIA Pharmaceuticals, Inc. (a)	15,698	406,735
Acelyrin, Inc.	4,203	32,027
Acrivon Therapeutics, Inc. (a)	1,179	4,303
Actinium Pharmaceuticals, Inc. (a)	3,686	19,831
Adicet Bio, Inc. (a)	3,728	11,147
ADMA Biologics, Inc. (a)	27,687	143,696
Aerovate Therapeutics, Inc. (a)(b)	1,493	28,830
Agenus, Inc.	47,939	31,985
Agios Pharmaceuticals, Inc. (a)	7,139	161,484
Akero Therapeutics, Inc. (a)	6,672	144,182
Aldeyra Therapeutics, Inc. (a)	5,826	18,235
Alector, Inc. (a)	8,374	49,909
Alkermes PLC (a)	21,472	580,818
Allakos, Inc. (a)	8,373	10,634
Allogene Therapeutics, Inc. (a)	12,311	43,335
Allovir, Inc. (a)	6,986	5,030
Alpine Immune Sciences, Inc. (a)	4,222	112,347
Altimmune, Inc. (a)	6,809	64,277
ALX Oncology Holdings, Inc. (a)(b)	3,479	50,132
Amicus Therapeutics, Inc. (a)	36,754	456,852
AnaptysBio, Inc. (a)	2,393	56,475
Anavex Life Sciences Corp. (a)(b)	9,501	56,721
Anika Therapeutics, Inc. (a)	1,869	43,959
Annexon, Inc. (a)	6,099	25,341
Apogee Therapeutics, Inc. (b)	2,639	88,407
Arbutus Biopharma Corp. (a)	16,346	38,740
Arcellx, Inc. (a)	4,969	307,283
Arcturus Therapeutics Holdings, Inc. (a)	3,054	100,690
Arcus Biosciences, Inc. (a)	7,001	105,995
Arcutis Biotherapeutics, Inc. (a)(b)	10,489	61,570
Ardelyx, Inc. (a)	29,903	261,053
Arrowhead Pharmaceuticals, Inc. (a)	15,041	482,816
Ars Pharmaceuticals, Inc. (a)	3,025	18,785
Astria Therapeutics, Inc. (a)	4,340	56,550
Atara Biotherapeutics, Inc. (a)	13,486	8,410
Aura Biosciences, Inc. (a)	3,709	28,559
Aurinia Pharmaceuticals, Inc. (a)	17,637	132,983
Avid Bioservices, Inc. (a)	8,049	54,492
Avidity Biosciences, Inc. (a)	9,517	116,393
Avita Medical, Inc. (a)	3,211	53,816
Beam Therapeutics, Inc. (a)	9,398	229,311
BioAtla, Inc. (a)	5,437	10,412
BioCryst Pharmaceuticals, Inc. (a)	24,566	130,200
Biohaven Ltd. (a)	8,873	394,671
Biomea Fusion, Inc. (a)(b)	2,528	45,706
BioVie, Inc. (a)	2,021	2,102
BioXcel Therapeutics, Inc. (a)(b)	2,735	8,807
bluebird bio, Inc. (a)(b)	14,121	14,403
Blueprint Medicines Corp. (a)	7,875	626,299
BridgeBio Pharma, Inc. (a)	14,826	508,384
Cabaletta Bio, Inc. (a)	4,420	90,522
CareDx, Inc. (a)	6,656	56,975
Caribou Biosciences, Inc. (a)	10,556	64,708
Carisma Therapeutics, Inc. (b)	3,761	7,898
Cartesian Therapeutics, Inc.	15,874	11,429
Cartesian Therapeutics, Inc. rights (a)(c)	15,874	2,222
Catalyst Pharmaceutical Partners, Inc. (a)	13,065	188,136
Celcuity, Inc. (a)	2,290	34,579
Celldex Therapeutics, Inc. (a)	6,017	211,919
Century Therapeutics, Inc. (a)	3,254	13,927
Cerevel Therapeutics Holdings (a)	9,049	379,153
Chinook Therapeutics, Inc. rights (a)(c)	702	0
Cogent Biosciences, Inc. (a)	10,530	46,648
Coherus BioSciences, Inc. (a)(b)	12,703	27,311
Compass Therapeutics, Inc. (a)	11,405	14,827
Crinetics Pharmaceuticals, Inc. (a)	8,440	307,891
Cue Biopharma, Inc. (a)(b)	4,671	12,331
Cullinan Oncology, Inc. (a)	3,365	50,946
Cytokinetics, Inc. (a)	12,063	942,482
Day One Biopharmaceuticals, Inc. (a)	8,138	122,477
Deciphera Pharmaceuticals, Inc. (a)	6,901	98,822
Denali Therapeutics, Inc. (a)	15,293	244,841
Design Therapeutics, Inc. (a)	4,376	10,371
Disc Medicine, Inc. (a)	1,163	76,467
Dynavax Technologies Corp. (a)	16,843	217,612
Dyne Therapeutics, Inc. (a)	5,738	122,793
Eagle Pharmaceuticals, Inc. (a)	1,450	8,497
Editas Medicine, Inc. (a)	10,763	75,664
Emergent BioSolutions, Inc. (a)	6,867	11,468
Enanta Pharmaceuticals, Inc. (a)	2,536	30,812
Entrada Therapeutics, Inc. (a)	2,766	40,301
Erasca, Inc. (a)	10,010	16,717
Fate Therapeutics, Inc. (a)	11,014	67,846
Fennec Pharmaceuticals, Inc. (a)	2,405	24,026
FibroGen, Inc. (a)	12,119	23,268
Foghorn Therapeutics, Inc. (a)	2,557	8,131
Genelux Corp. (b)	2,373	25,106
Generation Bio Co. (a)	6,316	11,874
Geron Corp. (a)	66,499	122,358
Graphite Bio, Inc. (a)	3,566	9,700
Gritstone Bio, Inc. (a)	11,601	27,726
Halozyme Therapeutics, Inc. (a)	16,798	568,612
Heron Therapeutics, Inc. (a)	13,646	32,887
HilleVax, Inc. (a)(b)	3,334	47,243
Humacyte, Inc. Class A (a)	8,249	27,387
Icosavax, Inc. (a)	3,517	53,845
Ideaya Biosciences, Inc. (a)	7,822	340,492
IGM Biosciences, Inc. (a)(b)	1,806	18,999
Immuneering Corp. (a)	2,833	16,630
ImmunityBio, Inc. (a)(b)	17,422	58,538
ImmunoGen, Inc. (a)	31,059	910,650
Immunovant, Inc. (a)	6,993	254,615
Inhibrx, Inc. (a)	4,447	171,343
Inozyme Pharma, Inc. (a)	5,991	32,951
Insmed, Inc. (a)	17,860	496,508
Intellia Therapeutics, Inc. (a)	11,419	272,001
Iovance Biotherapeutics, Inc. (a)	29,741	229,898
Ironwood Pharmaceuticals, Inc. Class A (a)	17,924	254,342
iTeos Therapeutics, Inc. (a)	3,268	32,517
Janux Therapeutics, Inc. (a)(b)	2,257	19,320
Kalvista Pharmaceuticals, Inc. (a)	4,022	63,427
Karyopharm Therapeutics, Inc. (a)	13,627	10,227
Keros Therapeutics, Inc. (a)	2,918	161,540
Kezar Life Sciences, Inc. (a)	9,599	9,498
Kiniksa Pharmaceuticals Ltd. (a)	4,124	72,706
Kodiak Sciences, Inc. (a)	4,350	17,444
Krystal Biotech, Inc. (a)	2,800	311,500
Kura Oncology, Inc. (a)	9,198	185,248
Kymera Therapeutics, Inc. (a)	4,941	161,966
Larimar Therapeutics, Inc. (a)	3,165	18,325
Lexicon Pharmaceuticals, Inc. (a)(b)	12,408	23,203
Lineage Cell Therapeutics, Inc. (a)(b)	18,206	16,933
Lyell Immunopharma, Inc. (a)	22,871	41,854
Macrogenics, Inc. (a)	7,891	112,841
Madrigal Pharmaceuticals, Inc. (a)	1,915	415,000
MannKind Corp. (a)	33,310	111,255
MeiraGTx Holdings PLC (a)	4,182	25,385
Merrimack Pharmaceuticals, Inc. (a)	1,420	19,028
Mersana Therapeutics, Inc. (a)	14,342	45,321
MiMedx Group, Inc. (a)	15,055	116,526
Mineralys Therapeutics, Inc.	2,541	27,722
Mirum Pharmaceuticals, Inc. (a)	3,234	85,572
Monte Rosa Therapeutics, Inc. (a)	3,780	20,015
Morphic Holding, Inc. (a)	4,766	151,035
Mural Oncology PLC	2,244	9,851
Myriad Genetics, Inc. (a)	10,454	223,611
Nkarta, Inc. (a)	3,817	34,506
Novavax, Inc. (a)(b)	12,344	49,376
Nurix Therapeutics, Inc. (a)	6,104	48,222
Nuvalent, Inc. Class A (a)	3,441	258,660
Nuvectis Pharma, Inc. (a)	1,077	7,851
Ocean Biomedical, Inc. Class A (a)	1,189	676
Olema Pharmaceuticals, Inc. (a)	3,425	44,662
Omega Therapeutics, Inc. (a)(b)	3,352	12,235
Omniab, Inc. (a)(c)	613	2,979
Omniab, Inc. (a)(c)	613	2,814
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Organogenesis Holdings, Inc. Class A (a)	9,121	30,099
ORIC Pharmaceuticals, Inc. (a)(b)	4,999	54,939
Outlook Therapeutics, Inc. (a)	20,703	7,991
Ovid Therapeutics, Inc. (a)	7,926	30,674
PDS Biotechnology Corp. (a)(b)	3,714	19,870
PepGen, Inc. (a)	1,341	13,450
PMV Pharmaceuticals, Inc. (a)	4,685	8,246
Poseida Therapeutics, Inc. (a)	8,575	29,498
Precigen, Inc. (a)(b)	17,072	23,559
Prelude Therapeutics, Inc. (a)	1,887	6,189
Prime Medicine, Inc. (a)(b)	5,014	31,839
ProKidney Corp. (a)(b)	6,404	8,389
Protagonist Therapeutics, Inc. (a)	7,398	185,024
Protalix BioTherapeutics, Inc. (a)(b)	9,075	13,159
Prothena Corp. PLC (a)	5,477	155,492
PTC Therapeutics, Inc. (a)	9,318	243,107
Rallybio Corp. (a)	4,274	5,770
RAPT Therapeutics, Inc. (a)	3,794	93,902
RayzeBio, Inc.	2,593	161,025
Recursion Pharmaceuticals, Inc. (a)(b)	17,721	166,755
REGENXBIO, Inc. (a)	5,306	65,370
Relay Therapeutics, Inc. (a)	11,770	108,873
Reneo Pharmaceuticals, Inc. (a)	1,771	2,904
Replimune Group, Inc. (a)	6,292	48,826
Revolution Medicines, Inc. (a)	18,625	516,844
Rhythm Pharmaceuticals, Inc. (a)	6,662	293,861
Rigel Pharmaceuticals, Inc. (a)	21,441	25,086
Rocket Pharmaceuticals, Inc. (a)	8,114	233,115
Sage Therapeutics, Inc. (a)	6,828	175,070
Sagimet Biosciences, Inc.	723	6,854
Sana Biotechnology, Inc. (a)	12,390	68,021
Sangamo Therapeutics, Inc. (a)	19,553	8,936
Savara, Inc. (a)	11,836	58,470
Scholar Rock Holding Corp. (a)	7,229	100,845
Seres Therapeutics, Inc. (a)	12,245	13,837
SpringWorks Therapeutics, Inc. (a)	8,707	384,240
Stoke Therapeutics, Inc. (a)(b)	3,513	17,003
Summit Therapeutics, Inc. (a)(b)	15,207	59,611
Sutro Biopharma, Inc. (a)	7,717	33,492
Syndax Pharmaceuticals, Inc. (a)	8,654	177,320
Tango Therapeutics, Inc. (a)	5,828	68,479
Tenaya Therapeutics, Inc. (a)	6,181	25,991
TG Therapeutics, Inc. (a)	17,998	292,288
Travere Therapeutics, Inc. (a)	9,497	84,808
Turnstone Biologics Corp. (b)	871	2,291
Twist Bioscience Corp. (a)	7,375	238,950
Tyra Biosciences, Inc. (a)(b)	1,875	25,125
UroGen Pharma Ltd. (a)	3,508	55,076
Vanda Pharmaceuticals, Inc. (a)	6,952	25,027
Vaxcyte, Inc. (a)	12,139	866,967
Vaxxinity, Inc. Class A (a)	5,802	4,119
Vera Therapeutics, Inc. (a)	4,324	157,480
Veracyte, Inc. (a)	9,429	235,914
Vericel Corp. (a)	6,171	265,230
Verve Therapeutics, Inc. (a)	6,769	73,241
Vigil Neuroscience, Inc. (a)	2,051	5,579
Viking Therapeutics, Inc. (a)	12,465	300,905
Vir Biotechnology, Inc. (a)	10,703	100,608
Viridian Therapeutics, Inc. (a)	5,477	105,432
Vor Biopharma, Inc. (a)	5,046	11,606
Voyager Therapeutics, Inc. (a)	4,068	29,574
X4 Pharmaceuticals, Inc. (a)	17,230	13,464
Xencor, Inc. (a)	7,474	139,764
XOMA Corp. (a)(b)	990	19,770
Y-mAbs Therapeutics, Inc. (a)	4,730	60,497
Zentalis Pharmaceuticals, Inc. (a)	7,598	90,036
Zura Bio Ltd. Class A (a)(b)	2,112	6,019
Zymeworks, Inc. (a)	7,036	76,270
		24,339,790
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)	11,833	30,647
Alphatec Holdings, Inc. (a)	11,905	191,551
Angiodynamics, Inc. (a)	4,876	28,768
Artivion, Inc. (a)	5,113	85,489
Atricure, Inc. (a)	6,041	205,756
Atrion Corp.	181	61,540
Avanos Medical, Inc. (a)	6,006	115,255
AxoGen, Inc. (a)	5,303	51,280
Axonics, Inc. (a)	6,454	438,098
Beyond Air, Inc. (a)(b)	3,766	6,327
Butterfly Network, Inc. Class A (a)(b)	17,559	15,822
Cerus Corp. (a)	23,019	41,664
ClearPoint Neuro, Inc. (a)	3,075	21,402
CONMED Corp.	3,975	380,010
Cutera, Inc. (a)(b)	2,504	6,611
CVRx, Inc. (a)	1,428	35,871
Embecta Corp.	7,396	126,767
Glaukos Corp. (a)	6,146	547,178
Haemonetics Corp. (a)	6,495	496,608
Inari Medical, Inc. (a)	6,937	395,062
InMode Ltd. (a)	10,066	238,464
Inogen, Inc. (a)	2,785	19,815
Integer Holdings Corp. (a)	4,296	435,271
IRadimed Corp.	940	38,925
iRhythm Technologies, Inc. (a)	3,979	476,605
KORU Medical Systems, Inc. (a)(b)	4,670	9,714
Lantheus Holdings, Inc. (a)	8,828	458,438
LeMaitre Vascular, Inc.	2,567	148,989
LivaNova PLC (a)	7,031	342,269
Merit Medical Systems, Inc. (a)	7,365	576,680
Nano-X Imaging Ltd. (a)(b)	6,248	33,989
Neogen Corp. (a)	28,223	437,457
Nevro Corp. (a)	4,630	76,673
Omnicell, Inc. (a)	5,832	187,615
OraSure Technologies, Inc. (a)	9,200	67,804
Orchestra BioMed Holdings, Inc. (a)(b)	1,857	13,148
Orthofix International NV (a)	4,581	63,630
OrthoPediatrics Corp. (a)	2,034	53,128
Outset Medical, Inc. (a)	6,298	19,146
Paragon 28, Inc. (a)	5,642	71,541
PROCEPT BioRobotics Corp. (a)	5,228	242,056
Pulmonx Corp. (a)	4,785	63,545
Pulse Biosciences, Inc. (a)	2,067	18,355
RxSight, Inc. (a)	3,674	167,204
Sanara Medtech, Inc. (a)	522	17,644
Semler Scientific, Inc. (a)	589	26,087
SI-BONE, Inc. (a)	5,115	103,374
Sight Sciences, Inc. (a)	2,692	11,414
Silk Road Medical, Inc. (a)	4,997	75,605
Staar Surgical Co. (a)	6,325	177,163
SurModics, Inc. (a)	1,756	61,829
Tactile Systems Technology, Inc. (a)	2,997	45,464
Tela Bio, Inc. (a)	2,189	15,126
TransMedics Group, Inc. (a)	4,125	353,801
Treace Medical Concepts, Inc. (a)	5,786	77,995
UFP Technologies, Inc. (a)	921	155,198
Utah Medical Products, Inc.	427	33,823
Varex Imaging Corp. (a)	4,951	95,406
Vicarious Surgical, Inc. (a)	14,262	5,739
Zimvie, Inc. (a)	3,385	59,170
Zynex, Inc. (a)(b)	2,313	27,386
		8,884,391
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)	37,801	27,636
Accolade, Inc. (a)	8,765	99,220
AdaptHealth Corp. (a)	12,486	90,149
Addus HomeCare Corp. (a)	2,033	176,058
Agiliti, Inc. (a)	3,754	26,616
AirSculpt Technologies, Inc. (a)(b)	1,728	12,545
Alignment Healthcare, Inc. (a)	11,170	74,839
AMN Healthcare Services, Inc. (a)	4,941	365,683
Apollo Medical Holdings, Inc. (a)	5,564	193,349
Aveanna Healthcare Holdings, Inc. (a)	6,572	15,116
Brookdale Senior Living, Inc. (a)	24,203	132,390
Cano Health, Inc. (a)(b)	347	829
CareMax, Inc. Class A (a)	10,049	3,451
Castle Biosciences, Inc. (a)	3,268	75,425
Community Health Systems, Inc. (a)	16,443	60,346
Corvel Corp. (a)	1,132	266,405
Cross Country Healthcare, Inc. (a)	4,431	94,159
DocGo, Inc. Class A (a)	9,976	36,911
Enhabit Home Health & Hospice (a)	6,548	66,069
Fulgent Genetics, Inc. (a)	2,596	63,836
Guardant Health, Inc. (a)	14,633	320,902
HealthEquity, Inc. (a)	10,901	823,898
Hims & Hers Health, Inc. (a)	15,920	136,594
InfuSystems Holdings, Inc. (a)	2,234	20,620
Innovage Holding Corp. (a)(b)	2,534	13,405
Invitae Corp. (a)(b)	33,222	12,957
LifeStance Health Group, Inc. (a)	13,831	82,709
Modivcare, Inc. (a)	1,641	65,263
National Healthcare Corp.	1,623	151,004
National Research Corp. Class A	1,828	72,023
NeoGenomics, Inc. (a)	16,506	245,114
Opko Health, Inc. (a)(b)	51,462	52,491
Option Care Health, Inc. (a)	21,739	679,126
Owens & Minor, Inc. (a)	9,653	190,261
P3 Health Partners, Inc. Class A (a)	5,654	6,841
Patterson Companies, Inc.	11,156	333,118
Pediatrix Medical Group, Inc. (a)	10,751	100,629
Pennant Group, Inc. (a)	3,710	55,687
PetIQ, Inc. Class A (a)	3,555	63,883
Privia Health Group, Inc. (a)	14,625	294,840
Progyny, Inc. (a)	10,327	393,355
Quipt Home Medical Corp. (a)	5,448	25,606
RadNet, Inc. (a)	7,786	287,848
Select Medical Holdings Corp.	13,461	349,851
Surgery Partners, Inc. (a)	9,811	301,100
The Ensign Group, Inc.	7,060	799,333
The Joint Corp. (a)	1,784	17,412
U.S. Physical Therapy, Inc.	1,932	178,246
Viemed Healthcare, Inc. (a)	4,322	35,095
		7,990,243
Health Care Technology - 0.4%
American Well Corp. (a)	32,206	33,816
Computer Programs & Systems, Inc. (a)	1,921	19,460
Definitive Healthcare Corp. (a)	6,009	51,077
Evolent Health, Inc. Class A (a)	14,312	420,916
Health Catalyst, Inc. (a)	7,434	72,630
HealthStream, Inc.	3,090	82,256
MultiPlan Corp. Class A (a)	49,207	49,699
OptimizeRx Corp. (a)	2,055	29,017
Phreesia, Inc. (a)	6,875	175,175
Schrodinger, Inc. (a)	7,096	187,689
Sharecare, Inc. Class A (a)	40,190	45,415
Simulations Plus, Inc.	2,080	78,832
Veradigm, Inc. (a)	13,908	126,980
		1,372,962
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	14,627	53,681
Akoya Biosciences, Inc. (a)	3,067	15,580
BioLife Solutions, Inc. (a)	4,548	77,316
Codexis, Inc. (a)	9,009	23,694
CryoPort, Inc. (a)	5,591	81,125
Cytek Biosciences, Inc. (a)	15,775	119,101
Harvard Bioscience, Inc. (a)	5,099	22,436
MaxCyte, Inc. (a)(b)	11,396	58,006
Mesa Laboratories, Inc.	669	61,294
Nanostring Technologies, Inc. (a)	6,379	2,626
Nautilus Biotechnology, Inc. (a)	6,697	18,618
OmniAb, Inc. (a)	12,200	70,760
Pacific Biosciences of California, Inc. (a)	32,677	212,727
Quanterix Corp. (a)	4,595	101,504
Quantum-Si, Inc. (a)(b)	12,978	20,246
Seer, Inc. (a)	7,794	13,406
		952,120
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc. (a)	9,385	10,887
Amneal Intermediate, Inc. (a)	15,984	85,514
Amphastar Pharmaceuticals, Inc. (a)	4,997	266,640
Amylyx Pharmaceuticals, Inc. (a)	6,681	106,896
ANI Pharmaceuticals, Inc. (a)	1,871	104,439
Arvinas Holding Co. LLC (a)	6,367	264,231
Assertio Holdings, Inc. (a)	12,110	10,688
Atea Pharmaceuticals, Inc. (a)	9,824	40,868
Axsome Therapeutics, Inc. (a)	4,622	416,119
Biote Corp. Class A (a)	1,876	7,110
Bright Green Corp. (a)	8,196	1,636
Cara Therapeutics, Inc. (a)	6,356	3,595
Cassava Sciences, Inc. (a)(b)	5,185	124,181
Citius Pharmaceuticals, Inc. (a)(b)	16,629	10,327
Collegium Pharmaceutical, Inc. (a)	4,491	148,023
Corcept Therapeutics, Inc. (a)	10,429	220,052
CorMedix, Inc. (a)	7,213	21,278
CymaBay Therapeutics, Inc. (a)	14,711	345,856
Edgewise Therapeutics, Inc. (a)	5,554	99,028
Enliven Therapeutics, Inc. (a)(b)	3,075	48,278
Evolus, Inc. (a)	5,422	68,805
Eyenovia, Inc. (a)(b)	4,382	7,975
Eyepoint Pharmaceuticals, Inc. (a)	3,460	93,178
Harmony Biosciences Holdings, Inc. (a)	4,194	132,279
Harrow, Inc. (a)	3,888	37,053
Ikena Oncology, Inc. (a)(b)	3,395	4,549
Innoviva, Inc. (a)	7,582	122,828
Intra-Cellular Therapies, Inc. (a)	12,145	817,844
Ligand Pharmaceuticals, Inc. Class B (a)	2,177	159,139
Liquidia Corp. (a)	6,139	78,456
Longboard Pharmaceuticals, Inc. (a)	2,057	43,691
Marinus Pharmaceuticals, Inc. (a)	6,686	65,122
Neumora Therapeutics, Inc. (b)	1,903	28,355
NGM Biopharmaceuticals, Inc. (a)	5,857	8,961
Novartis AG rights (a)(c)	7,778	0
Nuvation Bio, Inc. (a)	18,248	29,562
Ocular Therapeutix, Inc. (a)	10,551	51,278
Omeros Corp. (a)(b)	7,658	24,812
OptiNose, Inc. (a)(b)	9,857	12,420
Pacira Biosciences, Inc. (a)	5,905	192,444
Phathom Pharmaceuticals, Inc. (a)	4,111	27,544
Phibro Animal Health Corp. Class A	2,567	27,749
Pliant Therapeutics, Inc. (a)	7,355	131,802
Prestige Brands Holdings, Inc. (a)	6,431	395,764
Revance Therapeutics, Inc. (a)	11,274	56,708
Scilex Holding Co.	7,037	10,964
scPharmaceuticals, Inc. (a)	3,649	17,880
SIGA Technologies, Inc.	6,067	29,607
Supernus Pharmaceuticals, Inc. (a)	6,372	176,377
Taro Pharmaceutical Industries Ltd. (a)	1,022	43,997
Tarsus Pharmaceuticals, Inc. (a)	3,695	100,652
Terns Pharmaceuticals, Inc. (a)	5,571	28,858
Theravance Biopharma, Inc. (a)	6,646	63,004
Theseus Pharmaceuticals, Inc. (a)	2,706	10,986
Third Harmonics Bio, Inc. (a)(b)	2,622	22,733
Trevi Therapeutics, Inc. (a)(b)	5,635	8,002
Ventyx Biosciences, Inc. (a)	5,437	11,472
Verrica Pharmaceuticals, Inc. (a)(b)	2,589	14,628
WAVE Life Sciences (a)	7,578	32,737
Xeris Biopharma Holdings, Inc. (a)	17,600	43,296
Zevra Therapeutics, Inc. (a)	4,567	26,443
		5,595,600
TOTAL HEALTH CARE		49,135,106
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.8%
AAR Corp. (a)	4,390	267,000
AeroVironment, Inc. (a)	3,375	407,160
AerSale Corp. (a)	3,392	31,546
Archer Aviation, Inc. Class A (a)(b)	19,969	96,450
Astronics Corp. (a)	3,426	57,934
Cadre Holdings, Inc.	2,525	85,825
Ducommun, Inc. (a)	1,691	83,451
Eve Holding, Inc. (a)	2,273	14,093
Kaman Corp.	3,620	163,081
Kratos Defense & Security Solutions, Inc. (a)	16,554	280,259
Leonardo DRS, Inc. (a)	8,977	174,244
Moog, Inc. Class A	3,680	514,464
National Presto Industries, Inc.	656	51,936
Park Aerospace Corp.	2,428	35,813
Redwire Corp. (a)(b)	1,114	3,231
Rocket Lab U.S.A., Inc. Class A (a)	36,221	175,672
Terran Orbital Corp. Class A (a)(b)	13,733	11,367
Triumph Group, Inc. (a)	8,367	135,545
V2X, Inc. (a)	1,447	56,274
Virgin Galactic Holdings, Inc. (a)(b)	42,581	75,794
		2,721,139
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	7,341	113,712
Forward Air Corp.	3,356	148,771
Hub Group, Inc. Class A (a)	8,162	369,575
Radiant Logistics, Inc. (a)	4,595	28,213
		660,271
Building Products - 2.0%
AAON, Inc.	8,782	616,145
American Woodmark Corp. (a)	2,134	194,792
Apogee Enterprises, Inc.	2,859	150,984
AZZ, Inc.	3,217	200,902
CSW Industrials, Inc.	1,998	422,717
Gibraltar Industries, Inc. (a)	3,968	321,091
Griffon Corp.	5,428	316,235
Insteel Industries, Inc.	2,423	83,908
Janus International Group, Inc. (a)	11,087	156,881
Jeld-Wen Holding, Inc. (a)	11,042	205,381
Masonite International Corp. (a)	2,887	265,748
MasterBrand, Inc. (a)	16,827	236,756
PGT Innovations, Inc. (a)	7,361	303,420
Quanex Building Products Corp.	4,324	134,995
Resideo Technologies, Inc. (a)	18,978	318,261
Simpson Manufacturing Co. Ltd.	5,567	1,007,571
UFP Industries, Inc.	7,787	883,435
Zurn Elkay Water Solutions Cor	19,156	567,975
		6,387,197
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	8,604	350,957
ACCO Brands Corp.	11,816	71,841
ACV Auctions, Inc. Class A (a)	16,496	213,953
Aris Water Solution, Inc. Class A	3,874	33,704
BrightView Holdings, Inc. (a)	5,403	48,249
Casella Waste Systems, Inc. Class A (a)	7,305	623,409
CECO Environmental Corp. (a)	3,862	74,652
Cimpress PLC (a)(b)	2,331	175,338
CompX International, Inc. Class A	235	5,668
CoreCivic, Inc. (a)	14,718	209,290
Deluxe Corp.	5,707	107,919
Ennis, Inc.	3,290	67,017
Enviri Corp. (a)	10,260	88,339
Healthcare Services Group, Inc. (a)	9,518	89,850
HNI Corp.	5,999	244,279
Interface, Inc.	7,437	92,293
LanzaTech Global, Inc. (a)(b)	2,831	12,329
Li-Cycle Holdings Corp. (a)(b)	18,648	8,021
Liquidity Services, Inc. (a)	3,012	52,559
Matthews International Corp. Class A	3,872	127,389
Millerknoll, Inc.	9,578	254,679
Montrose Environmental Group, Inc. (a)	3,636	106,208
NL Industries, Inc.	1,290	6,773
OpenLane, Inc. (a)	13,860	195,149
Performant Financial Corp. (a)	8,775	24,746
Pitney Bowes, Inc.	23,006	94,555
Quad/Graphics, Inc. (a)	3,792	20,704
SP Plus Corp. (a)	2,504	129,532
Steelcase, Inc. Class A	12,063	152,959
The Brink's Co.	5,975	483,019
The GEO Group, Inc. (a)	15,632	173,828
UniFirst Corp.	1,943	329,183
Viad Corp. (a)	2,639	87,245
VSE Corp.	1,700	105,587
		4,861,223
Construction & Engineering - 1.7%
Ameresco, Inc. Class A (a)	4,213	86,072
API Group Corp. (a)	27,149	855,736
Arcosa, Inc.	6,298	493,007
Argan, Inc.	1,623	71,948
Bowman Consulting Group Ltd. (a)	1,368	42,969
Comfort Systems U.S.A., Inc.	4,594	999,057
Concrete Pumping Holdings, Inc. (a)	3,198	24,689
Construction Partners, Inc. Class A (a)	5,222	237,601
Dycom Industries, Inc. (a)	3,720	415,524
Fluor Corp. (a)	18,508	697,937
Granite Construction, Inc.	5,734	258,661
Great Lakes Dredge & Dock Corp. (a)	8,259	63,099
IES Holdings, Inc. (a)	1,072	87,861
INNOVATE Corp. (a)(b)	7,330	6,626
Limbach Holdings, Inc. (a)	1,197	51,471
MYR Group, Inc. (a)	2,139	307,695
Northwest Pipe Co. (a)	1,234	37,477
Primoris Services Corp.	6,899	226,287
Southland Holdings, Inc. (a)	521	2,553
Sterling Construction Co., Inc. (a)	3,882	291,538
Tutor Perini Corp. (a)	5,428	48,635
		5,306,443
Electrical Equipment - 1.4%
374Water, Inc. (a)(b)	8,497	10,196
Allient, Inc.	1,678	46,749
Amprius Technologies, Inc. (a)	732	2,994
Array Technologies, Inc. (a)	19,690	260,696
Atkore, Inc.	4,916	749,837
Babcock & Wilcox Enterprises, Inc. (a)	8,143	10,749
Blink Charging Co. (a)(b)	6,777	16,265
Bloom Energy Corp. Class A (a)(b)	24,967	282,626
Dragonfly Energy Holdings Corp. (a)	3,818	1,794
Encore Wire Corp.	1,953	440,402
Energy Vault Holdings, Inc. Class A (a)	12,734	19,356
EnerSys	5,351	511,395
Enovix Corp. (a)(b)	18,016	167,729
Eos Energy Enterprises, Inc. (a)(b)	14,571	16,174
ESS Tech, Inc. Class A (a)(b)	11,205	11,541
Fluence Energy, Inc. (a)	7,636	151,727
FTC Solar, Inc. (a)	8,619	4,322
FuelCell Energy, Inc. (a)(b)	58,183	69,820
GrafTech International Ltd.	24,542	32,641
LSI Industries, Inc.	3,619	49,436
Nextracker, Inc. Class A	16,326	739,078
NuScale Power Corp. (a)(b)	7,270	21,010
Powell Industries, Inc.	1,199	142,117
Preformed Line Products Co.	324	39,609
SES AI Corp. Class A (a)	16,416	21,505
Shoals Technologies Group, Inc. (a)	22,254	293,085
SKYX Platforms Corp. (a)(b)	7,719	11,579
Stem, Inc. (a)(b)	18,647	55,195
SunPower Corp. (a)(b)	11,024	33,403
Thermon Group Holdings, Inc. (a)	4,336	142,134
TPI Composites, Inc. (a)	5,118	13,819
Vicor Corp. (a)	2,901	109,281
		4,478,264
Ground Transportation - 0.4%
ArcBest Corp.	3,088	367,873
Covenant Transport Group, Inc. Class A	1,091	52,739
Daseke, Inc. (a)	5,363	43,655
FTAI Infrastructure LLC	12,657	53,919
Heartland Express, Inc.	6,049	78,335
Marten Transport Ltd.	7,538	139,453
P.A.M. Transportation Services, Inc. (a)	835	17,293
RXO, Inc. (a)	14,996	311,917
Universal Logistics Holdings, Inc.	868	26,491
Werner Enterprises, Inc.	8,182	323,598
		1,415,273
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	3,381	77,662
Machinery - 3.5%
3D Systems Corp. (a)	17,025	81,550
Alamo Group, Inc.	1,312	278,511
Albany International Corp. Class A	4,058	360,797
Astec Industries, Inc.	2,930	104,308
Barnes Group, Inc.	6,354	210,381
Blue Bird Corp. (a)	3,265	95,109
Chart Industries, Inc. (a)	5,580	651,298
Columbus McKinnon Corp. (NY Shares)	3,634	141,980
Commercial Vehicle Group, Inc. (a)	4,077	26,460
Desktop Metal, Inc. (a)(b)	35,857	23,260
Douglas Dynamics, Inc.	2,914	73,287
Energy Recovery, Inc. (a)	7,275	112,835
Enerpac Tool Group Corp. Class A	7,063	220,577
EnPro Industries, Inc.	2,723	406,762
ESCO Technologies, Inc.	3,325	338,718
Federal Signal Corp.	7,777	598,673
Franklin Electric Co., Inc.	5,994	564,994
Gencor Industries, Inc. (a)	1,379	21,512
Gorman-Rupp Co.	2,962	98,901
Helios Technologies, Inc.	4,307	177,707
Hillenbrand, Inc.	9,108	424,160
Hillman Solutions Corp. Class A (a)	25,301	222,396
Hyliion Holdings Corp. Class A (a)	18,570	19,499
Hyster-Yale Materials Handling, Inc. Class A	1,447	95,097
John Bean Technologies Corp.	4,127	407,583
Kadant, Inc.	1,517	433,862
Kennametal, Inc.	10,501	257,485
Lindsay Corp.	1,438	187,098
Luxfer Holdings PLC sponsored	3,374	27,768
Manitowoc Co., Inc. (a)	4,522	72,804
Mayville Engineering Co., Inc. (a)	1,420	18,020
Microvast Holdings, Inc. (a)(b)	27,492	25,788
Miller Industries, Inc.	1,427	57,437
Mueller Industries, Inc.	14,546	698,208
Mueller Water Products, Inc. Class A	20,184	276,723
Nikola Corp. (a)(b)	79,939	59,738
Omega Flex, Inc.	410	28,602
Park-Ohio Holdings Corp.	1,133	28,030
Proto Labs, Inc. (a)	3,415	123,247
REV Group, Inc.	4,094	79,915
Shyft Group, Inc. (The)	4,317	46,753
SPX Technologies, Inc. (a)	5,725	576,164
Standex International Corp.	1,529	225,772
Tennant Co.	2,408	227,604
Terex Corp.	8,641	530,817
The Greenbrier Companies, Inc.	3,971	180,522
Titan International, Inc. (a)	6,743	99,527
Trinity Industries, Inc.	10,543	265,051
Velo3D, Inc. (a)	12,726	3,990
Wabash National Corp.	5,999	151,775
Watts Water Technologies, Inc. Class A	3,549	702,737
		11,141,792
Marine Transportation - 0.3%
Costamare, Inc.	6,093	65,256
Eagle Bulk Shipping, Inc.	1,178	64,943
Genco Shipping & Trading Ltd.	5,478	96,084
Golden Ocean Group Ltd.	15,840	167,429
Himalaya Shipping Ltd.	3,641	23,703
Matson, Inc.	4,477	501,558
Pangaea Logistics Solutions Ltd.	4,746	44,233
Safe Bulkers, Inc.	8,268	33,403
		996,609
Passenger Airlines - 0.4%
Allegiant Travel Co.	2,055	161,112
Blade Air Mobility, Inc. (a)	7,736	23,053
Frontier Group Holdings, Inc. (a)	4,931	24,014
Hawaiian Holdings, Inc. (a)	6,609	94,178
JetBlue Airways Corp. (a)	43,327	230,066
Joby Aviation, Inc. (a)(b)	36,217	197,745
SkyWest, Inc. (a)	5,253	279,775
Spirit Airlines, Inc.	14,184	89,217
Sun Country Airlines Holdings, Inc. (a)	4,815	65,532
		1,164,692
Professional Services - 2.6%
Alight, Inc. Class A (a)	53,656	478,612
ASGN, Inc. (a)	6,127	568,708
Asure Software, Inc. (a)	3,093	27,342
Barrett Business Services, Inc.	867	97,338
BlackSky Technology, Inc. Class A (a)(b)	15,390	19,545
CBIZ, Inc. (a)	6,212	395,456
Conduent, Inc. (a)	22,341	80,428
CRA International, Inc.	876	93,942
CSG Systems International, Inc.	4,076	205,064
ExlService Holdings, Inc. (a)	20,978	656,192
Exponent, Inc.	6,573	579,673
First Advantage Corp.	7,071	115,752
FiscalNote Holdings, Inc. Class A (a)(b)	6,986	8,663
Forrester Research, Inc. (a)	1,475	37,583
Franklin Covey Co. (a)	1,482	59,932
Heidrick & Struggles International, Inc.	2,538	76,064
Hirequest, Inc.	716	9,523
HireRight Holdings Corp. (a)	1,730	21,452
Huron Consulting Group, Inc. (a)	2,475	256,237
IBEX Ltd. (a)	1,143	20,597
ICF International, Inc.	2,431	338,006
Innodata, Inc. (a)(b)	3,417	35,434
Insperity, Inc.	4,612	528,950
Kelly Services, Inc. Class A (non-vtg.)	4,046	83,145
Kforce, Inc.	2,483	169,713
Korn Ferry	6,765	396,903
LegalZoom.com, Inc. (a)	15,447	159,259
Maximus, Inc.	7,879	639,144
MISTRAS Group, Inc. (a)	2,759	21,437
NV5 Global, Inc. (a)	1,806	189,431
Parsons Corp. (a)	5,346	348,292
Planet Labs PBC Class A (a)	22,593	51,060
Resources Connection, Inc.	4,159	55,980
Skillsoft Corp. (a)	592	8,300
Sterling Check Corp. (a)	4,024	54,887
TriNet Group, Inc. (a)	4,149	471,741
TrueBlue, Inc. (a)	3,847	53,012
Ttec Holdings, Inc.	2,495	50,848
Upwork, Inc. (a)	16,237	222,609
Verra Mobility Corp. (a)	18,076	432,197
Willdan Group, Inc. (a)	1,548	29,629
		8,148,080
Trading Companies & Distributors - 2.2%
Alta Equipment Group, Inc.	2,902	31,051
Applied Industrial Technologies, Inc.	5,004	883,006
Beacon Roofing Supply, Inc. (a)	8,200	679,698
BlueLinx Corp. (a)	1,104	127,335
Boise Cascade Co.	5,154	698,161
Custom Truck One Source, Inc. Class A (a)	7,162	46,839
Distribution Solutions Group I (a)	1,268	40,475
DNOW, Inc. (a)	13,687	138,102
DXP Enterprises, Inc. (a)	1,722	55,483
EVI Industries, Inc.	631	14,570
FTAI Aviation Ltd.	12,890	695,416
GATX Corp.	4,593	563,331
Global Industrial Co.	1,704	72,471
GMS, Inc. (a)	5,321	447,815
H&E Equipment Services, Inc.	4,183	225,004
Herc Holdings, Inc.	3,668	540,993
Hudson Technologies, Inc. (a)	5,688	72,124
Karat Packaging, Inc.	929	22,407
McGrath RentCorp.	3,202	402,331
MRC Global, Inc. (a)	10,744	114,531
Rush Enterprises, Inc.:
Class A	8,891	399,295
Class B	315	14,890
Textainer Group Holdings Ltd.	5,219	259,123
Titan Machinery, Inc. (a)	2,631	70,327
Transcat, Inc. (a)	1,057	116,312
Willis Lease Finance Corp. (a)	360	17,644
Xometry, Inc. (a)	4,424	142,364
		6,891,098
TOTAL INDUSTRIALS		54,249,743
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.5%
ADTRAN Holdings, Inc.	10,252	64,229
Aviat Networks, Inc. (a)	1,450	43,254
Calix, Inc. (a)	7,660	254,159
Cambium Networks Corp. (a)	1,448	6,154
Clearfield, Inc. (a)	1,733	43,654
CommScope Holding Co., Inc. (a)	27,443	63,668
Comtech Telecommunications Corp.	3,449	21,832
Digi International, Inc. (a)	4,594	111,680
DZS, Inc. (a)	2,962	4,621
Extreme Networks, Inc. (a)	16,416	221,780
Harmonic, Inc. (a)	14,354	167,942
Infinera Corp. (a)(b)	26,003	128,455
KVH Industries, Inc. (a)	2,567	12,501
NETGEAR, Inc. (a)	3,599	51,106
NetScout Systems, Inc. (a)	8,962	192,773
Ribbon Communications, Inc. (a)	11,204	34,060
Viavi Solutions, Inc. (a)	28,693	282,052
		1,703,920
Electronic Equipment, Instruments & Components - 2.7%
908 Devices, Inc. (a)	2,818	19,951
Advanced Energy Industries, Inc.	4,881	508,503
Aeva Technologies, Inc. (a)	10,978	9,353
Akoustis Technologies, Inc. (a)	9,443	5,416
Arlo Technologies, Inc. (a)	11,610	103,097
Badger Meter, Inc.	3,813	549,034
Bel Fuse, Inc. Class B (non-vtg.)	1,367	91,398
Belden, Inc.	5,513	408,954
Benchmark Electronics, Inc.	4,519	122,555
Climb Global Solutions, Inc.	522	28,825
CTS Corp.	4,009	164,610
Daktronics, Inc. (a)	5,032	38,143
ePlus, Inc. (a)	3,443	260,084
Evolv Technologies Holdings, Inc. (a)	14,652	64,029
Fabrinet (a)	4,774	1,019,297
FARO Technologies, Inc. (a)	2,415	54,676
Insight Enterprises, Inc. (a)	3,718	686,863
Iteris, Inc. (a)	5,484	26,433
Itron, Inc. (a)	5,901	425,698
Kimball Electronics, Inc. (a)	3,101	73,742
Knowles Corp. (a)	11,610	189,359
Lightwave Logic, Inc. (a)(b)	15,122	65,176
Luna Innovations, Inc. (a)	4,128	29,598
Methode Electronics, Inc. Class A	4,393	91,199
MicroVision, Inc. (a)(b)	24,455	58,203
Mirion Technologies, Inc. Class A (a)	25,934	245,076
Napco Security Technologies, Inc.	4,323	150,224
nLIGHT, Inc. (a)	5,841	75,816
Novanta, Inc. (a)	4,643	717,576
OSI Systems, Inc. (a)	2,088	267,327
Par Technology Corp. (a)	3,459	157,523
PC Connection, Inc.	1,488	95,991
Plexus Corp. (a)	3,553	336,540
Presto Automation, Inc. (a)	443	97
Richardson Electronics Ltd.	1,570	15,449
Rogers Corp. (a)	2,245	258,781
Sanmina Corp. (a)	7,330	438,481
ScanSource, Inc. (a)	3,230	126,810
Smartrent, Inc. (a)	24,214	71,431
TTM Technologies, Inc. (a)	13,374	186,032
Vishay Intertechnology, Inc.	16,755	364,086
Vishay Precision Group, Inc. (a)	1,587	50,594
Vuzix Corp. (a)(b)	8,026	13,403
		8,665,433
IT Services - 0.5%
Applied Digital Corp. (a)(b)	10,794	55,481
BigBear.ai Holdings, Inc. (a)(b)	4,345	7,039
BigCommerce Holdings, Inc. (a)	8,500	69,530
Brightcove, Inc. (a)	5,943	13,609
Couchbase, Inc. (a)	4,517	112,925
Digitalocean Holdings, Inc. (a)	8,220	277,178
Fastly, Inc. Class A (a)	15,642	314,717
Grid Dynamics Holdings, Inc. (a)	7,279	94,991
Hackett Group, Inc.	3,281	75,857
Information Services Group, Inc.	4,887	21,601
Perficient, Inc. (a)	4,452	303,315
Rackspace Technology, Inc. (a)(b)	7,659	12,867
Squarespace, Inc. Class A (a)	6,528	202,368
Thoughtworks Holding, Inc. (a)	11,902	55,701
Tucows, Inc. (a)	1,238	28,623
Unisys Corp. (a)	8,727	58,820
		1,704,622
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research, Inc. (a)	6,268	107,935
AEHR Test Systems (a)	3,648	54,173
Alpha & Omega Semiconductor Ltd. (a)	3,007	77,160
Ambarella, Inc. (a)	4,921	258,648
Amkor Technology, Inc.	14,569	461,255
Atomera, Inc. (a)	2,909	22,865
Axcelis Technologies, Inc. (a)	4,229	549,981
CEVA, Inc. (a)	2,956	56,755
Cohu, Inc. (a)	6,009	191,447
Credo Technology Group Holding Ltd. (a)	14,886	305,312
Diodes, Inc. (a)	5,845	393,485
FormFactor, Inc. (a)	9,998	387,622
Ichor Holdings Ltd. (a)	3,688	133,506
Impinj, Inc. (a)	3,022	293,074
indie Semiconductor, Inc. (a)	19,609	119,027
Intest Corp. (a)	1,492	17,800
Kulicke & Soffa Industries, Inc.	7,190	361,801
MACOM Technology Solutions Holdings, Inc. (a)	7,044	607,404
Maxeon Solar Technologies Ltd. (a)	3,706	16,788
MaxLinear, Inc. Class A (a)	9,883	205,764
Navitas Semiconductor Corp. (a)	14,319	82,048
NVE Corp.	623	49,834
Onto Innovation, Inc. (a)	6,352	1,025,848
PDF Solutions, Inc. (a)	3,992	124,550
Photronics, Inc. (a)	7,935	231,861
Power Integrations, Inc.	7,350	550,956
Rambus, Inc. (a)	14,146	969,425
Semtech Corp. (a)	8,274	164,156
Silicon Laboratories, Inc. (a)	4,115	507,626
SiTime Corp. (a)	2,253	240,102
SkyWater Technology, Inc. (a)	2,455	21,211
SMART Global Holdings, Inc. (a)	6,275	123,304
Synaptics, Inc. (a)	5,111	545,906
Transphorm, Inc. (a)	3,706	17,937
Ultra Clean Holdings, Inc. (a)	5,759	219,994
Veeco Instruments, Inc. (a)	6,606	210,599
		9,707,159
Software - 5.8%
8x8, Inc. (a)	15,311	51,445
A10 Networks, Inc.	9,144	122,255
ACI Worldwide, Inc. (a)	14,065	422,935
Adeia, Inc.	13,802	167,556
Agilysys, Inc. (a)	2,604	217,981
Alarm.com Holdings, Inc. (a)	6,213	377,875
Alkami Technology, Inc. (a)	5,234	128,861
Altair Engineering, Inc. Class A (a)	7,048	599,221
American Software, Inc. Class A	4,115	46,623
Amplitude, Inc. (a)	8,852	114,722
AppFolio, Inc. (a)	2,491	546,177
Appian Corp. Class A (a)	5,335	174,081
Asana, Inc. (a)	10,557	183,903
Aurora Innovation, Inc. (a)(b)	44,202	132,164
AvePoint, Inc. (a)	19,380	149,226
Bit Digital, Inc. (a)(b)	11,355	29,977
Blackbaud, Inc. (a)	5,641	456,470
BlackLine, Inc. (a)	7,375	432,765
Box, Inc. Class A (a)	18,273	474,733
Braze, Inc. (a)	6,805	367,810
C3.ai, Inc. (a)(b)	10,576	262,073
Cerence, Inc. (a)	5,231	104,725
Cipher Mining, Inc. (a)	5,548	16,866
Cleanspark, Inc. (a)	19,556	157,426
Clear Secure, Inc.	10,640	202,479
CommVault Systems, Inc. (a)	5,722	524,593
Consensus Cloud Solutions, Inc. (a)	2,570	55,872
CoreCard Corp. (a)	856	10,358
CS Disco, Inc. (a)	3,064	25,064
CXApp, Inc. Class A (a)	264	296
Digimarc Corp. (a)	1,864	66,023
Digital Turbine, Inc. (a)	12,525	67,510
Domo, Inc. Class B (a)	4,061	44,143
E2open Parent Holdings, Inc. (a)	22,059	82,942
eGain Communications Corp. (a)	2,565	19,238
Enfusion, Inc. Class A (a)	4,770	37,683
Envestnet, Inc. (a)	6,494	331,843
Everbridge, Inc. (a)	5,227	116,876
EverCommerce, Inc. (a)	3,045	29,658
Expensify, Inc. (a)	6,979	11,306
Freshworks, Inc. (a)	21,028	466,822
Instructure Holdings, Inc. (a)	2,511	61,846
Intapp, Inc. (a)	3,601	155,131
InterDigital, Inc.	3,431	360,427
Jamf Holding Corp. (a)	9,183	170,253
Kaltura, Inc. (a)(b)	10,480	17,606
LivePerson, Inc. (a)	10,411	29,151
Liveramp Holdings, Inc. (a)	8,539	337,120
Marathon Digital Holdings, Inc. (a)(b)	27,612	489,561
Matterport, Inc. (a)	32,810	73,823
MeridianLink, Inc. (a)	3,425	77,919
MicroStrategy, Inc. Class A (a)(b)	1,583	793,415
Mitek Systems, Inc. (a)	5,592	70,459
Model N, Inc. (a)	4,913	132,405
N-able, Inc. (a)	8,992	116,716
Nextnav, Inc. (a)	6,998	29,112
Olo, Inc. (a)	13,287	68,694
ON24, Inc.	3,840	29,376
Onespan, Inc. (a)	5,200	53,352
Pagerduty, Inc. (a)	11,754	278,335
PowerSchool Holdings, Inc. (a)	7,302	171,889
Progress Software Corp.	5,647	320,806
PROS Holdings, Inc. (a)	5,792	199,361
Q2 Holdings, Inc. (a)	7,387	314,317
Qualys, Inc. (a)	4,825	912,745
Rapid7, Inc. (a)	7,862	432,646
Red Violet, Inc. (a)	1,457	27,217
Rimini Street, Inc. (a)	6,764	22,186
Riot Platforms, Inc. (a)(b)	24,747	269,742
Sapiens International Corp. NV	3,957	108,026
Semrush Holdings, Inc. (a)	4,016	46,345
SolarWinds, Inc. (a)	6,485	76,653
SoundHound AI, Inc. (a)(b)	17,830	29,598
SoundThinking, Inc. (a)	1,230	25,387
Sprinklr, Inc. (a)	13,810	172,349
Sprout Social, Inc. (a)	6,201	380,307
SPS Commerce, Inc. (a)	4,762	875,256
Tenable Holdings, Inc. (a)	14,807	697,410
TeraWulf, Inc. (a)(b)	19,042	31,800
Varonis Systems, Inc. (a)	14,092	632,449
Verint Systems, Inc. (a)	8,120	241,083
Veritone, Inc. (a)(b)	3,589	5,922
Viant Technology, Inc. (a)	1,972	16,900
Weave Communications, Inc. (a)	4,299	53,909
Workiva, Inc. (a)	6,434	597,976
Xperi, Inc. (a)	5,691	60,780
Yext, Inc. (a)	13,768	81,644
Zeta Global Holdings Corp. (a)	18,010	174,337
Zuora, Inc. (a)	17,250	157,665
		18,311,982
Technology Hardware, Storage & Peripherals - 1.2%
CompoSecure, Inc. (a)(b)	2,165	10,912
Corsair Gaming, Inc. (a)	4,805	61,168
CPI Card Group (a)	600	10,950
Eastman Kodak Co. (a)	7,365	25,409
Immersion Corp.	4,061	27,737
Intevac, Inc. (a)	3,258	13,456
IonQ, Inc. (a)(b)	20,880	214,438
Super Micro Computer, Inc. (a)	6,014	3,185,042
Turtle Beach Corp. (a)	2,114	24,036
Xerox Holdings Corp.	15,244	281,404
		3,854,552
TOTAL INFORMATION TECHNOLOGY		43,947,668
MATERIALS - 4.4%
Chemicals - 1.9%
AdvanSix, Inc.	3,335	84,642
American Vanguard Corp.	3,490	38,111
Arcadium Lithium PLC	132,708	648,942
Aspen Aerogels, Inc. (a)	6,718	75,443
Avient Corp.	11,725	424,562
Balchem Corp.	4,142	580,543
Cabot Corp.	7,189	518,327
Core Molding Technologies, Inc. (a)	917	15,864
Danimer Scientific, Inc. (a)(b)	11,771	7,510
Ecovyst, Inc. (a)	11,816	109,416
H.B. Fuller Co.	7,000	530,390
Hawkins, Inc.	2,519	167,690
Ingevity Corp. (a)	4,735	206,257
Innospec, Inc.	3,236	375,732
Intrepid Potash, Inc. (a)	1,316	24,214
Koppers Holdings, Inc.	2,605	133,220
Kronos Worldwide, Inc.	2,914	27,129
LSB Industries, Inc. (a)	6,855	51,001
Mativ, Inc.	7,087	85,257
Minerals Technologies, Inc.	4,209	275,058
Origin Materials, Inc. Class A (a)	16,051	9,470
Orion SA	7,153	160,227
Perimeter Solutions SA (a)	19,610	92,951
PureCycle Technologies, Inc. (a)(b)	15,148	59,380
Quaker Houghton	1,799	341,702
Rayonier Advanced Materials, Inc. (a)	8,192	35,553
Sensient Technologies Corp.	5,453	338,250
Stepan Co.	2,761	246,474
Trinseo PLC	4,387	26,454
Tronox Holdings PLC	15,117	208,463
Valhi, Inc.	308	4,272
		5,902,504
Construction Materials - 0.3%
Knife River Holding Co.	7,335	480,369
Summit Materials, Inc. (a)	15,464	559,488
United States Lime & Minerals, Inc.	272	70,358
		1,110,215
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	3,202	200,477
Class B	631	39,564
Myers Industries, Inc.	4,732	88,725
O-I Glass, Inc. (a)	20,180	293,821
Pactiv Evergreen, Inc.	5,273	76,986
Ranpak Holdings Corp. (A Shares) (a)	5,550	22,866
TriMas Corp.	5,392	133,075
		855,514
Metals & Mining - 1.8%
5E Advanced Materials, Inc. (a)(b)	5,312	7,543
Alpha Metallurgical Resources	1,499	598,461
Arch Resources, Inc.	2,337	413,556
ATI, Inc. (a)	16,715	683,142
Caledonia Mining Corp. PLC	2,091	22,395
Carpenter Technology Corp.	6,354	391,343
Century Aluminum Co. (a)	6,789	75,697
Coeur d'Alene Mines Corp. (a)	43,202	116,213
Commercial Metals Co.	15,189	793,170
Compass Minerals International, Inc.	4,387	98,664
Constellium NV (a)	16,705	313,219
Contango ORE, Inc. (a)(b)	941	15,498
Dakota Gold Corp. (a)(b)	7,150	15,015
Haynes International, Inc.	1,644	91,521
Hecla Mining Co.	79,179	301,672
i-80 Gold Corp. (a)	25,211	40,338
Ivanhoe Electric, Inc. (a)	8,131	67,975
Kaiser Aluminum Corp.	2,070	134,343
Materion Corp.	2,664	311,608
Novagold Resources, Inc. (a)	31,100	79,616
Olympic Steel, Inc.	1,286	86,908
Perpetua Resources Corp. (a)	5,068	14,494
Piedmont Lithium, Inc. (a)	2,300	35,144
Ramaco Resources, Inc.	3,043	57,452
Ramaco Resources, Inc. Class B	434	5,477
Ryerson Holding Corp.	3,639	124,890
Schnitzer Steel Industries, Inc. Class A	3,368	88,679
SunCoke Energy, Inc.	10,764	110,331
TimkenSteel Corp. (a)	5,671	116,539
Tredegar Corp.	3,317	15,689
Warrior Metropolitan Coal, Inc.	6,714	430,837
Worthington Steel, Inc.	3,959	118,572
		5,776,001
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	2,103	69,336
Glatfelter Corp. (a)(b)	6,195	8,983
Sylvamo Corp.	4,648	215,807
		294,126
TOTAL MATERIALS		13,938,360
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Acadia Realty Trust (SBI)	12,420	211,885
Alexander & Baldwin, Inc.	9,723	168,402
Alexanders, Inc.	290	63,739
Alpine Income Property Trust, Inc.	1,927	29,946
American Assets Trust, Inc.	6,552	146,961
Apartment Investment & Management Co. Class A (a)	19,060	141,616
Apple Hospitality (REIT), Inc.	28,277	454,129
Armada Hoffler Properties, Inc.	9,128	109,171
Braemar Hotels & Resorts, Inc.	9,207	20,992
Brandywine Realty Trust (SBI)	22,812	108,129
Broadstone Net Lease, Inc.	24,878	399,789
BRT Apartments Corp.	1,709	28,711
CareTrust (REIT), Inc.	13,265	277,504
CBL & Associates Properties, Inc.	3,516	82,204
Centerspace	2,033	111,327
Chatham Lodging Trust	6,510	68,355
City Office REIT, Inc.	5,443	28,576
Clipper Realty, Inc.	1,723	8,718
Community Healthcare Trust, Inc.	3,646	93,301
COPT Defense Properties (SBI)	14,826	349,301
CTO Realty Growth, Inc.	3,224	53,293
DiamondRock Hospitality Co.	27,692	253,105
Diversified Healthcare Trust (SBI)	31,382	90,066
Douglas Emmett, Inc.	21,119	286,162
Easterly Government Properties, Inc.	12,914	158,584
Elme Communities (SBI)	11,565	167,461
Empire State Realty Trust, Inc.	17,338	165,058
Equity Commonwealth	13,248	253,169
Essential Properties Realty Trust, Inc.	20,555	512,025
Farmland Partners, Inc.	5,887	66,052
Four Corners Property Trust, Inc.	12,077	282,723
Getty Realty Corp.	6,404	177,135
Gladstone Commercial Corp.	5,526	70,843
Gladstone Land Corp.	4,490	63,578
Global Medical REIT, Inc.	8,552	86,461
Global Net Lease, Inc.	25,703	217,190
Hudson Pacific Properties, Inc.	18,050	147,830
Independence Realty Trust, Inc.	29,656	435,647
InvenTrust Properties Corp.	9,001	223,495
JBG SMITH Properties	13,249	211,984
Kite Realty Group Trust	28,544	610,842
LTC Properties, Inc.	5,521	172,090
LXP Industrial Trust (REIT)	38,185	347,102
National Health Investors, Inc.	5,518	293,447
NETSTREIT Corp.	9,298	168,945
NexPoint Diversified Real Estate Trust	4,480	30,912
NexPoint Residential Trust, Inc.	3,012	92,017
Office Properties Income Trust	6,532	23,972
One Liberty Properties, Inc.	2,356	47,685
Orion Office (REIT), Inc.	7,847	40,334
Outfront Media, Inc.	19,297	251,247
Paramount Group, Inc.	24,248	115,178
Peakstone Realty Trust	4,652	67,361
Pebblebrook Hotel Trust	15,496	235,849
Phillips Edison & Co., Inc.	15,465	536,790
Physicians Realty Trust	31,360	383,846
Piedmont Office Realty Trust, Inc. Class A	16,575	112,710
Plymouth Industrial REIT, Inc.	5,978	132,353
Postal Realty Trust, Inc.	3,051	43,019
Potlatch Corp.	10,340	462,508
Retail Opportunity Investments Corp.	16,258	220,946
RLJ Lodging Trust	20,422	236,487
Ryman Hospitality Properties, Inc.	7,587	833,811
Sabra Health Care REIT, Inc.	30,329	404,589
Safehold, Inc.	6,307	125,257
Saul Centers, Inc.	1,631	62,402
Service Properties Trust	21,759	168,197
SITE Centers Corp.	25,174	335,318
SL Green Realty Corp. (b)	8,449	379,783
Summit Hotel Properties, Inc.	13,794	89,385
Sunstone Hotel Investors, Inc.	27,380	292,145
Tanger, Inc.	13,398	360,406
Terreno Realty Corp.	10,868	649,146
The Macerich Co.	28,194	445,183
UMH Properties, Inc.	8,029	121,318
Uniti Group, Inc.	31,265	164,454
Universal Health Realty Income Trust (SBI)	1,769	70,424
Urban Edge Properties	15,151	261,658
Veris Residential, Inc.	10,343	157,731
Whitestone REIT Class B	6,515	84,174
Xenia Hotels & Resorts, Inc.	14,119	188,206
		16,643,844
Real Estate Management & Development - 0.8%
American Realty Investments, Inc. (a)(b)	193	4,248
Anywhere Real Estate, Inc. (a)	14,024	99,851
Compass, Inc. (a)	36,920	127,005
Cushman & Wakefield PLC (a)	21,604	227,274
Digitalbridge Group, Inc.	21,008	412,597
Douglas Elliman, Inc.	10,311	22,272
eXp World Holdings, Inc. (b)	9,204	113,946
Forestar Group, Inc. (a)	2,367	73,992
FRP Holdings, Inc. (a)	824	47,874
Kennedy-Wilson Holdings, Inc.	15,407	161,003
Marcus & Millichap, Inc.	3,084	117,470
Maui Land & Pineapple, Inc. (a)	1,022	20,236
Newmark Group, Inc.	17,855	181,228
Opendoor Technologies, Inc. (a)	72,277	247,187
RE/MAX Holdings, Inc.	2,211	23,724
Redfin Corp. (a)	14,106	115,105
Star Holdings	1,665	19,297
Stratus Properties, Inc. (a)	693	15,939
Tejon Ranch Co. (a)	2,737	43,190
The RMR Group, Inc.	2,070	54,006
The St. Joe Co.	4,496	248,179
Transcontinental Realty Investors, Inc. (a)	136	5,403
		2,381,026
TOTAL REAL ESTATE		19,024,870
UTILITIES - 2.6%
Electric Utilities - 0.7%
Allete, Inc.	7,494	442,970
Genie Energy Ltd. Class B	2,632	48,982
MGE Energy, Inc.	4,721	304,457
Otter Tail Corp.	5,356	484,290
PNM Resources, Inc.	11,082	401,501
Portland General Electric Co.	13,163	538,762
		2,220,962
Gas Utilities - 0.9%
Brookfield Infrastructure Corp. A Shares (b)	15,570	545,106
Chesapeake Utilities Corp.	2,771	280,647
New Jersey Resources Corp.	12,595	514,254
Northwest Natural Holding Co.	4,712	173,684
ONE Gas, Inc.	7,185	440,943
RGC Resources, Inc.	1,038	19,836
Southwest Gas Holdings, Inc.	8,009	469,968
Spire, Inc.	6,703	380,529
		2,824,967
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)	8,104	43,681
Montauk Renewables, Inc. (a)	8,664	59,868
Ormat Technologies, Inc.	6,913	447,133
Sunnova Energy International, Inc. (a)	13,820	145,386
		696,068
Multi-Utilities - 0.4%
Avista Corp.	9,983	339,522
Black Hills Corp.	8,768	453,832
NorthWestern Energy Corp.	8,016	385,730
Unitil Corp.	2,089	99,269
		1,278,353
Water Utilities - 0.4%
American States Water Co.	4,807	358,602
Artesian Resources Corp. Class A	1,191	43,472
Cadiz, Inc. (a)	5,021	13,607
California Water Service Group	7,495	339,299
Consolidated Water Co., Inc.	1,955	62,423
Global Water Resources, Inc.	1,571	18,836
Middlesex Water Co.	2,259	126,436
Pure Cycle Corp. (a)	2,407	23,565
SJW Group	4,141	246,555
York Water Co.	1,891	67,849
		1,300,644
TOTAL UTILITIES		8,320,994
TOTAL COMMON STOCKS (Cost $287,475,454)		316,353,931

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $199,382)	200,000	199,386

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	1,926,378	1,926,764
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	10,571,852	10,572,909
TOTAL MONEY MARKET FUNDS (Cost $12,499,673)		12,499,673

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $300,174,509)	329,052,990
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(10,291,229)
NET ASSETS - 100.0%	318,761,761

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	24	Mar 2024	2,347,080	1,926	1,926

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $144,555.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,615,398	56,426,334	60,114,968	72,169	-	-	1,926,764	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	11,363,985	54,006,359	54,797,435	306,009	-	-	10,572,909	0.0%
Total	16,979,383	110,432,693	114,912,403	378,178	-	-	12,499,673

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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